Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [98.9%]
Alabama [1.5%]
Baldwin County, Industrial Development Authority, RB, AMT
Callable 12/01/32 @ 100
4.300%, 03/01/56(A)(B)	$750	$751
Energy Southeast A Cooperative District, Ser B-1, RB
Callable 08/01/31 @ 100
5.750%, 04/01/54(A)	1,000	1,100
Hoover Industrial Development Board, RB, AMT
Callable 10/01/29 @ 100
5.750%, 10/01/49	4,750	4,896
Mobile County, Industrial Development Authority, RB, AMT
Callable 06/20/34 @ 100
5.000%, 06/01/54	1,000	1,005
Tuscaloosa County, Industrial Development Authority, Ser A, RB
Callable 05/01/29 @ 100
5.250%, 05/01/44(B)	3,000	3,052
Total Alabama		10,804
Arizona [2.9%]
Arizona State, Industrial Development Authority, RB
Callable 03/01/32 @ 103
6.875%, 03/01/55(B)	2,000	2,125
Arizona State, Industrial Development Authority, RB
Callable 03/01/32 @ 103
6.750%, 03/01/65(B)	3,000	3,143
Arizona State, Industrial Development Authority, RB
Callable 01/01/35 @ 100
5.125%, 01/01/59	375	349
Arizona State, Industrial Development Authority, RB
Callable 07/01/28 @ 100
5.000%, 07/01/43(B)	310	307
Arizona State, Industrial Development Authority, RB
Callable 07/15/29 @ 100
4.000%, 07/15/56(B)	225	173
Maricopa County, Industrial Development Authority, RB
Callable 07/01/30 @ 100
6.250%, 07/01/53(B)	1,400	1,404

Description	Face Amount (000)	Value (000)
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
Callable 08/06/26 @ 100
5.000%, 07/01/45(B)	$3,300	$3,250
Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 08/06/26 @ 100
7.000%, 12/15/43	1,500	1,453
Salt River Project Agricultural Improvement & Power District, Ser C, RB
Callable 01/01/36 @ 100
5.250%, 01/01/55	2,000	2,148
Sierra Vista, Industrial Development Authority, RB
Callable 06/15/30 @ 100
5.750%, 06/15/53(B)	5,400	5,340
Tempe, Industrial Development Authority, Mirrabella at ASU Project, Ser A, RB
Callable 10/01/27 @ 100
6.125%, 10/01/52(B)	1,200	928
Total Arizona		20,620
California [5.8%]
California State, Community Choice Financing Authority, Ser B-1-GREEN, RB
Callable 05/01/31 @ 101
4.000%, 02/01/52(A)	3,750	3,807
California State, Municipal Finance Authority, California Baptist University, Ser A, RB
Callable 08/06/26 @ 100
5.500%, 11/01/45(B)	4,000	4,000
California State, Municipal Finance Authority, Ser A, RB, AGM
Callable 11/01/32 @ 100
5.250%, 11/01/52	1,000	1,014
California State, Municipal Finance Authority, Ser D, SPL Tax
Callable 09/01/29 @ 103
6.000%, 09/01/42	2,000	2,149
California State, Pollution Control Financing Authority, RB, AMT
7.500%, 07/01/32(B) (C)	1,275	14
California State, Pollution Control Financing Authority, RB, AMT
Callable 07/01/33 @ 100
5.000%, 07/01/34(B)	1,000	1,096

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
California State, Public Finance Authority, RB
8.500%, 03/01/34(B)	$1,000	$959
California State, Public Finance Authority, Ser A, RB
Callable 06/01/31 @ 103
6.200%, 06/01/44(B)	2,875	2,879
California State, School Finance Authority, RB
Callable 08/01/32 @ 100
5.375%, 08/01/42(B)	50	53
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 08/06/26 @ 100
6.000%, 10/01/49	1,120	1,120
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 08/06/26 @ 100
5.875%, 10/01/44	1,000	1,000
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 08/06/26 @ 100
5.625%, 10/01/34	570	570
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.500%, 12/01/58(B)	1,500	1,517
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/43(B)	500	511
California State, Statewide Communities Development Authority, RB
Callable 07/27/26 @ 100
5.250%, 12/01/44	4,000	4,002
City & County of San Francisco California Community Facilities District No. 2016-1, SPL Tax
Callable 09/01/28 @ 103
4.000%, 09/01/42(B)	2,250	2,139
City & County of San Francisco California Infrastructure & Revitalization Financing Dist No. 1, TA
Callable 09/01/32 @ 100
5.000%, 09/01/52(B)	1,320	1,293
CMFA Special Finance Agency VII, RB
Callable 08/01/31 @ 100
3.000%, 08/01/56(B)	5,500	3,901

Description	Face Amount (000)	Value (000)
CSCDA Community Improvement Authority, RB
Callable 05/01/32 @ 100
3.250%, 05/01/57(B)	$3,430	$2,434
CSCDA Community Improvement Authority, RB
Callable 06/01/31 @ 100
3.000%, 06/01/47(B)	1,090	801
CSCDA Community Improvement Authority, Ser W, RB
Callable 06/01/32 @ 100
3.000%, 12/01/49(B)	1,000	733
Orange County Community Facilities District, Ser A, SPL Tax
Callable 08/15/29 @ 103
5.000%, 08/15/52	3,200	3,252
San Francisco City & County Airport Comm-San Francisco International Airport, RB, AMT
Callable 05/01/34 @ 100
5.250%, 05/01/44	2,000	2,172
Total California		41,416
Colorado [12.0%]
9th Avenue Metropolitan District No. 2, GO
Callable 08/06/26 @ 101
5.000%, 12/01/48	1,000	1,001
Banning Lewis Ranch Metropolitan District No. 8, GO
Callable 07/27/26 @ 103
4.875%, 12/01/51(B)	3,500	2,972
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 08/06/26 @ 101
5.000%, 12/01/35	729	630
Broadway Station Metropolitan District No. 3, GO
Callable 08/06/26 @ 101
5.000%, 12/01/49	1,500	1,007
Buffalo Highlands Metropolitan District, Ser A, GO
Callable 07/27/26 @ 101
5.375%, 12/01/48	1,775	1,776
Canyons Metropolitan District No. 5, Sub-Ser B, GO
Callable 12/01/29 @ 103
6.500%, 12/15/54	1,000	1,006
Chambers Highpoint Metropolitan District No. 2, GO
Callable 09/01/26 @ 103
5.000%, 12/01/41	515	446

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Chambers Highpoint Metropolitan District No. 2, GO
Callable 09/01/26 @ 103
5.000%, 12/01/51	$1,505	$1,175
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 08/06/26 @ 100
5.250%, 07/01/46(B)	1,930	1,930
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 08/06/26 @ 100
5.000%, 07/01/36(B)	1,415	1,416
Colorado State, Health Facilities Authority, RB
Callable 11/15/31 @ 100
4.000%, 11/15/50	1,950	1,750
Colorado State, Health Facilities Authority, RB
Callable 11/15/31 @ 100
3.000%, 11/15/51	5,500	4,008
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/32 @ 103
5.250%, 05/15/48	1,000	1,030
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/35	1,170	1,099
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/49	3,000	2,338
Colorado State, Health Facilities Authority, Ser A-, RB
Callable 08/01/29 @ 100
4.000%, 08/01/44	4,155	3,980
Colorado State, High Performance Transportation Enterprise, U.S. 36 & I-25 Managed Lanes Project, RB, AMT
Callable 08/06/26 @ 100
5.750%, 01/01/44	2,000	2,002
Constitution Heights Metropolitan District, GO
Callable 08/06/26 @ 102
5.000%, 12/01/49	1,245	1,218
Denver, International Business Center Metropolitan District No. 1, Ser A, GO
Callable 07/27/26 @ 100
4.000%, 12/01/48	850	736

Description	Face Amount (000)	Value (000)
Eastern Hills Metropolitan District No. 10, Ser A, GO
Callable 06/01/30 @ 103
6.000%, 12/01/55	$3,000	$3,102
Elora Metropolitan District, Ser A, GO
Callable 06/01/30 @ 103
6.000%, 12/01/55	3,000	3,102
Four Corners Business Improvement District, GO
Callable 09/01/27 @ 103
6.000%, 12/01/52	1,130	1,146
Green Valley Ranch East Metropolitan District No. 6, Ser A, GO
Callable 07/27/26 @ 103
5.875%, 12/01/50	1,195	1,215
Greenways Metropolitan District No. 1, Ser A, GO
Callable 09/01/26 @ 103
4.625%, 12/01/51	3,685	2,971
Haymeadow Metropolitan District No. 1, Ser A, GO
Callable 03/01/30 @ 103
6.125%, 12/01/54	1,000	1,034
Lafferty Canyon Metropolitan District, Ser A, GO
Callable 03/01/30 @ 103
5.625%, 12/01/55	1,445	1,476
Lanterns Metropolitan District No. 3, Sub-Ser A-1, GO
Callable 12/01/28 @ 103
7.250%, 12/01/53	2,300	2,400
Legato Community Authority, Ser A-1, RB
Callable 07/27/26 @ 103
5.000%, 12/01/51	1,025	884
Legato Community Authority, Ser A-2, RB
Callable 07/27/26 @ 101
0.000%, 12/01/51(D)	7,335	5,936
Mineral Business Improvement District, Ser A, GO
Callable 12/01/29 @ 103
5.750%, 12/01/54(B)	1,750	1,759
Newlin Crossing Metropolitan District, Ser A, GO
Callable 12/01/29 @ 103
5.375%, 12/01/54(B)	3,435	3,469
North Range Metropolitan District No. 3, Ser A, GO
Callable 07/27/26 @ 103
5.250%, 12/01/50	3,000	3,027
Parterre Metropolitan District No. 5, Ser A, GO
Callable 06/01/30 @ 103
6.125%, 12/01/55	1,500	1,586
Poudre Heights Valley Metropolitan District, Ser A, GO
Callable 09/01/29 @ 103
5.500%, 12/01/54(B)	975	946

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Rampart Range Metropolitan District No. 5, RB
Callable 10/01/26 @ 102
4.000%, 12/01/51	$3,725	$3,080
Red Barn Metropolitan District, Ser A, GO
Callable 03/01/30 @ 103
5.500%, 12/01/55	1,800	1,828
Regional Transportation District, RB
4.000%, 07/15/40	500	486
Senac South Metropolitan District No. 1, Ser A, GO
Callable 12/01/26 @ 103
5.250%, 12/01/51	5,000	4,896
Smith Metropolitan District No. 3, Ser A, GO
Callable 06/01/31 @ 103
6.000%, 12/01/55	1,725	1,750
Southglenn, Metropolitan District, GO
Callable 08/06/26 @ 100
5.000%, 12/01/46	1,551	1,510
Spring Hill, Metropolitan District No. 3, Ser A, GO
Callable 12/01/27 @ 103
6.750%, 12/01/52(B)	500	510
Sterling Ranch Community Authority Board, RB
Callable 06/01/29 @ 103
6.500%, 12/01/54	1,000	1,043
Vermilion Creek Metropolitan District No. 3, GO
Callable 06/01/30 @ 103
5.875%, 12/01/55	3,425	3,537
Village at Dry Creek Metropolitan District No. 2, GO
Callable 08/06/26 @ 102
4.375%, 12/01/44	624	625
Westcreek Metropolitan District No. 2, Ser A, GO
Callable 07/27/26 @ 101
5.375%, 12/01/48	1,263	1,265
Total Colorado		86,103
Connecticut [0.1%]
Connecticut State Health & Educational Facilities Authority, Ser A, RB
Callable 12/15/33 @ 103
6.375%, 12/15/61	1,000	1,014
District of Columbia [0.7%]
District of Columbia, Ser A, GO
Callable 04/15/29 @ 100
4.000%, 10/15/39	5,000	5,012

Description	Face Amount (000)	Value (000)
Florida [7.8%]
Alachua County, Health Facilities Authority, RB
Callable 08/06/26 @ 100
6.375%, 11/15/49(C)	$1,610	$24
Capital Trust Agency, Pineapple Cove Classical Academy, RB
Callable 01/01/29 @ 100
5.375%, 07/01/54(B)	1,500	1,381
Capital Trust Agency, Pineapple Cove Classical Academy, RB
Callable 01/01/29 @ 100
5.125%, 07/01/39(B)	1,500	1,485
Capital Trust Agency, RB
Callable 08/06/26 @ 100
4.000%, 06/15/41(B)	1,750	1,579
Capital Trust Agency, Renaissance Charter School Project, RB
Callable 08/06/26 @ 100
5.000%, 06/15/39(B)	3,610	3,557
Capital Trust Agency, Renaissance Charter School Project, RB
Callable 08/06/26 @ 100
5.000%, 06/15/49(B)	2,750	2,551
Charlotte County, Industrial Development Authority, RB, AMT
Callable 10/01/27 @ 100
5.000%, 10/01/49(B)	1,915	1,908
Charlotte County, Industrial Development Authority, RB, AMT
Callable 10/01/31 @ 100
4.000%, 10/01/41(B)	905	856
County of Miami-Dade Florida Aviation Revenue, Ser A, RB, AMT
Callable 10/01/29 @ 100
5.000%, 10/01/49	2,000	2,014
County of Monroe Florida Airport Revenue, Ser 202, RB, AMT
Callable 10/01/32 @ 100
5.000%, 10/01/52	750	754
County of Okaloosa Florida, RB
Callable 05/15/32 @ 103
5.750%, 05/15/55(B)	1,000	1,028
East Nassau Stewardship District, SPA
Callable 05/01/35 @ 100
6.000%, 05/01/45	3,205	3,392
Florida Local Government Finance Commission, RB
Callable 11/15/32 @ 103
6.750%, 11/15/55(B)	1,000	1,069

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Florida State, Development Finance, RB
Callable 06/15/34 @ 101
6.125%, 06/15/50(B)	$2,600	$2,734
Florida State, Development Finance, RB
Callable 06/15/34 @ 101
6.000%, 06/15/45(B)	1,500	1,599
Florida State, Development Finance, RB
Callable 06/15/32 @ 100
5.750%, 06/15/47(B)	3,250	3,338
Florida State, Development Finance, RB
Callable 06/01/27 @ 103
5.250%, 06/01/50(B)	100	99
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
5.000%, 06/01/35(B)	200	208
Florida State, Development Finance, RB
Callable 09/15/27 @ 100
5.000%, 09/15/50(B)	450	409
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
4.000%, 06/01/46(B)	300	255
Florida State, Development Finance, RB, AMT
5.250%, 08/01/29(B)	1,375	1,415
Florida State, Development Finance, RB, AMT
Callable 08/06/26 @ 101
5.000%, 05/01/29(B)	3,500	3,527
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 08/06/26 @ 100
6.125%, 06/15/44(B)	3,000	3,002
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 08/06/26 @ 100
6.000%, 06/15/34(B)	2,110	2,112
Lakewood Ranch, Stewardship District, SPA
Callable 05/01/33 @ 100
6.125%, 05/01/43	1,000	1,099
Lakewood Ranch, Stewardship District, SPA
Callable 05/01/35 @ 100
6.000%, 05/01/56	1,500	1,588
Lakewood Ranch, Stewardship District, SPA
Callable 05/01/35 @ 100
5.800%, 05/01/45	1,000	1,084
Lakewood Ranch, Stewardship District, SPA
5.450%, 05/01/33	500	540

Description	Face Amount (000)	Value (000)
Lakewood Ranch, Stewardship District, SPA
Callable 05/01/27 @ 100
5.250%, 05/01/37	$1,810	$1,828
Miami-Dade County, Industrial Development Authority, Pinecrest Academy Project, RB
Callable 08/06/26 @ 100
5.250%, 09/15/44	2,500	2,500
Miami-Dade County, Industrial Development Authority, Youth CO-OP Charter Schools Project, Ser A, RB
Callable 08/06/26 @ 100
5.750%, 09/15/35(B)	1,605	1,606
Village Community Development District No. 14, SPA
Callable 05/01/30 @ 100
5.375%, 05/01/42	2,360	2,441
Village Community Development District No. 15, SPA
Callable 05/01/32 @ 100
4.800%, 05/01/55(B)	990	961
Village Community Development District No. 15, SPA
Callable 05/01/32 @ 100
4.550%, 05/01/44(B)	490	491
Village Community Development District No. 16, SPA
Callable 05/01/33 @ 100
5.125%, 05/01/56	1,000	1,006
Total Florida		55,440
Georgia [0.2%]
Gainesville & Hall County, Development Authority, Riverside Military Academy, RB
Callable 03/01/27 @ 100
5.000%, 03/01/47(C)	4,000	1,400
Idaho [0.3%]
Idaho Falls Auditorium District, RB
Callable 08/06/26 @ 102
5.250%, 05/15/51(B)	2,250	2,252
Illinois [10.1%]
Aurora, Tax Increase Revenue, Ser A, TA
5.000%, 12/30/27	300	303
Bridgeview Village, Ser A, GO
Callable 08/06/26 @ 100
5.750%, 12/01/35	2,000	2,001

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Chicago, Board of Education, Ser B, GO
Callable 12/01/27 @ 100
7.000%, 12/01/42(B)	$2,500	$2,572
Chicago, O'Hare International Airport, Ser A, RB, AMT
Callable 01/01/29 @ 100
5.000%, 01/01/48	6,300	6,335
Chicago, Ser A, GO
Callable 01/01/27 @ 100
6.000%, 01/01/38	5,000	5,036
Illinois State, Finance Authority, RB
Callable 11/15/29 @ 103
6.500%, 05/15/42	1,000	1,079
Illinois State, Finance Authority, RB
Callable 11/15/29 @ 103
6.500%, 05/15/47	1,000	1,066
Illinois State, Finance Authority, RB
Callable 03/01/31 @ 105
6.500%, 03/01/55	2,040	1,914
Illinois State, Finance Authority, RB
Callable 01/01/30 @ 102
6.375%, 01/01/48(B)	4,095	4,241
Illinois State, Finance Authority, RB
Callable 09/01/32 @ 100
5.000%, 03/01/52	830	751
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/32	400	366
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/33	350	315
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/38	230	192
Illinois State, Finance Authority, RB
Callable 10/01/30 @ 100
4.000%, 10/01/40	4,250	4,126
Illinois State, Finance Authority, RB, AMT
Callable 06/01/33 @ 100
7.375%, 09/01/42(A)(B)	1,500	1,721
Illinois State, Finance Authority, RB, AMT
Callable 06/03/30 @ 100
7.250%, 09/01/52(A)(B)	1,500	1,639
Illinois State, Finance Authority, Ser A, RB
Callable 10/01/28 @ 101
6.000%, 04/01/38(B)	1,960	1,998

Description	Face Amount (000)	Value (000)
Illinois State, Finance Authority, Ser C-ASCENSION, RB
Pre-Refunded @ 100
5.000%, 02/15/27(E)	$480	$487
Illinois State, Finance Authority, Ser C-ASCENSION, RB
Pre-Refunded @ 100
5.000%, 02/15/27(E)	330	335
Illinois State, Finance Authority, Ser C-ASCENSION, RB
Callable 02/15/27 @ 100
5.000%, 02/15/36	1,605	1,620
Illinois State, Finance Authority, Ser C-ASCENSION, RB
Callable 02/15/27 @ 100
5.000%, 02/15/41	520	523
Illinois State, Finance Authority, Ser S, RB
Callable 07/27/26 @ 100
5.000%, 12/01/37	2,425	2,319
Illinois State, Finance Authority, Wesleyan University, RB
Callable 09/01/26 @ 100
4.000%, 09/01/41	5,140	4,586
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A, RB
Callable 08/06/26 @ 100
5.600%, 01/01/56(B)	5,970	5,970
Morton Grove, Tax Increment Revenue, TA
Callable 08/06/26 @ 100
5.000%, 01/01/39	2,000	2,000
Morton Grove, Tax Increment Revenue, TA
Callable 08/06/26 @ 100
4.250%, 01/01/29	460	460
Schaumburg Cook & DuPage Counties Illinois, TA
Callable 10/24/30 @ 100
6.125%, 12/30/38(B)	3,000	3,036
Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 08/06/26 @ 100
5.350%, 03/01/31	70	51
Upper Illinois River Valley Development Authority, RB
Callable 12/01/28 @ 100
5.000%, 12/01/48	2,000	2,006
Village of Bolingbrook, Special Service Area No. 1, SPL Tax
Callable 03/01/28 @ 100
5.250%, 03/01/41	4,500	4,551

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Village of Gilberts, RB
Callable 07/22/26 @ 100
5.000%, 11/15/34	$1,293	$1,295
Village of Hodgkins, Redevelopment Project Area #4, TA
Callable 01/01/27 @ 100
5.625%, 01/01/37	4,045	4,058
Village of Lincolnwood Il, Ser A, RB
Callable 11/10/26 @ 100
4.820%, 01/01/41(B)	393	394
Village of Lincolnwood Il, Ser B, RB
Callable 01/29/30 @ 100
5.750%, 12/01/43(B)	700	719
Village of Matteson Illinois, TA
Callable 12/01/26 @ 100
6.500%, 12/01/35	750	757
Village of Villa Park Illinois, TA
Callable 12/31/28 @ 100
4.500%, 12/31/38(C)	1,680	1,584
Total Illinois		72,406
Indiana [2.9%]
Anderson Indiana, RB
Callable 01/01/27 @ 102
5.375%, 01/01/40(B)	2,745	2,478
Indiana State, Finance Authority, RB
Callable 08/15/27 @ 100
5.000%, 08/15/51	5,000	5,024
Indiana State, Finance Authority, RB, AMT
Callable 11/01/30 @ 100
6.750%, 05/01/39	1,750	1,949
Indiana State, Housing & Community Development Authority, Ser A, RB
Callable 04/01/29 @ 102
5.250%, 04/01/41(B)	5,750	5,216
Indianapolis Local Public Improvement Bond Bank, RB
Callable 03/01/33 @ 100
6.000%, 03/01/53	600	627
Lafayette City, Finance Authority, Glasswater Creek Project, RB
Callable 08/06/26 @ 101
5.800%, 01/01/37	3,310	3,316

Description	Face Amount (000)	Value (000)
Terre Haute, Westminster Village Project, RB
Callable 08/06/26 @ 100
6.000%, 08/01/39	$2,355	$1,959
Total Indiana		20,569
Iowa [0.3%]
Iowa State, Finance Authority, Child Serve Project, Ser B, RB
Callable 08/06/26 @ 100
5.000%, 06/01/36	2,000	2,000
Kansas [1.1%]
Manhattan Kansas, Ser A, RB
Callable 06/01/32 @ 103
5.500%, 06/01/55	1,000	1,022
Manhattan Kansas, Ser A, RB
Callable 06/01/32 @ 103
5.500%, 06/01/60	1,275	1,295
University of Kansas Hospital Authority, RB
Pre-Refunded @ 100
4.000%, 03/01/27(E)	1,330	1,343
Wyandotte County, Kansas City Unified Government, RB
Callable 07/27/26 @ 100
5.750%, 09/01/32	4,080	3,954
Total Kansas		7,614
Kentucky [0.2%]
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 07/27/26 @ 100
5.000%, 05/15/46	2,000	1,734
Maryland [3.3%]
Baltimore, Harbor Point Project, RB
Callable 07/27/26 @ 100
5.000%, 06/01/36	1,000	1,001
Baltimore, Sub-Ser, RB
Callable 06/01/31 @ 100
5.000%, 06/01/51	800	807
Brunswick, SPL Tax
Callable 01/01/29 @ 100
5.000%, 07/01/36	1,550	1,578
Brunswick, SPL Tax
Callable 01/01/29 @ 100
4.000%, 07/01/29	780	783
Howard County, Downtown Columbia Project, Ser A, TA
Callable 08/06/26 @ 100
4.500%, 02/15/47(B)	1,250	1,208
Howard County, Downtown Columbia Project, Ser A, TA
Callable 08/06/26 @ 100
4.375%, 02/15/39(B)	1,000	1,000

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Maryland State, Economic Development, RB
Callable 03/27/30 @ 105
5.000%, 07/01/48(A)(B)	$1,000	$1,080
Maryland State, Economic Development, TA
Callable 09/01/30 @ 100
4.000%, 09/01/40	875	814
Maryland State, Economic Development, TA
Callable 09/01/30 @ 100
4.000%, 09/01/50	875	744
Maryland State, Health & Higher Educational Facilities Authority, RB
Callable 07/01/35 @ 100
5.250%, 07/01/52	5,000	5,267
Prince George's County, TA
Callable 07/01/28 @ 100
5.250%, 07/01/48(B)	2,000	2,007
Prince George's County, TA
Callable 07/01/28 @ 100
5.125%, 07/01/39(B)	1,000	1,008
State of Maryland Department of Transportation, RB, AGM, AMT
Callable 08/01/34 @ 100
5.250%, 08/01/49	3,000	3,153
Westminster, Luther Village Millers Grant Project, RB
Callable 08/06/26 @ 100
6.250%, 07/01/44	1,780	1,781
Westminster, Luther Village Millers Grant Project, RB
Callable 08/06/26 @ 100
6.125%, 07/01/39	750	751
Westminster, Luther Village Millers Grant Project, RB
Callable 08/06/26 @ 100
6.000%, 07/01/34	1,115	1,116
Total Maryland		24,098
Massachusetts [0.5%]
Massachusetts State, Development Finance Agency, RB
Callable 07/01/28 @ 103
5.000%, 07/01/51(B)	3,500	3,033
Massachusetts State, Development Finance Agency, RB
Callable 07/01/28 @ 103
5.000%, 07/01/56(B)	910	769
Total Massachusetts		3,802
Michigan [1.8%]
Detroit City, GO
Callable 04/01/28 @ 100
5.000%, 04/01/38	625	638
Kalamazoo Economic Development, RB
Callable 02/15/33 @ 103
6.250%, 08/15/56(B)	1,000	1,037

Description	Face Amount (000)	Value (000)
Kalamazoo Economic Development, RB
Callable 02/15/33 @ 103
6.250%, 08/15/61(B)	$1,000	$1,034
Kalamazoo Economic Development, RB
Callable 08/06/26 @ 103
5.000%, 05/15/37	2,450	2,474
Kalamazoo Economic Development, RB
Callable 08/06/26 @ 103
5.000%, 05/15/42	1,300	1,306
Kalamazoo Economic Development, RB
Callable 08/15/28 @ 103
5.000%, 08/15/51(B)	1,505	1,331
Michigan State, Finance Authority, Old Redford School Project, Ser A, RB
Callable 08/06/26 @ 100
6.500%, 12/01/40	3,745	2,988
Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 08/06/26 @ 100
5.875%, 12/01/30	1,360	1,087
Michigan State, Strategic Fund, RB
Callable 08/15/28 @ 103
5.000%, 08/15/41(B)	895	878
Total Michigan		12,773
Minnesota [1.3%]
Anoka, Housing Revenue Authority, Homestead Project, RB
Callable 08/06/26 @ 102
4.750%, 11/01/35	3,000	2,980
Bethel, Senior Housing Revenue, Lodge at Lakes at Stillwater Project, RB
Callable 08/06/26 @ 100
5.250%, 06/01/58	2,840	2,573
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/06/26 @ 100
5.000%, 08/01/53	500	472
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/06/26 @ 100
4.750%, 08/01/43	1,600	1,555

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Minneapolis-St. Paul Metropolitan Airports Commission, Sub-Ser, RB, AMT
Callable 01/01/34 @ 100
5.250%, 01/01/42	$1,500	$1,626
Total Minnesota		9,206
Missouri [2.7%]
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SPA
Callable 08/06/26 @ 100
4.000%, 03/01/42	985	854
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SPA
Callable 08/06/26 @ 100
3.625%, 03/01/33	495	463
Kansas City, Industrial Development Authority, Ser A, RB
Callable 08/06/26 @ 100
5.000%, 04/01/36(B)	1,000	1,001
Kirkwood, Industrial Development Authority, RB
Callable 05/15/27 @ 100
5.250%, 05/15/30	2,515	2,541
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 07/27/26 @ 101
5.000%, 08/15/46	2,000	1,983
Lees Summit, Industrial Development Authority, RB
Callable 07/27/26 @ 103
5.000%, 08/15/42	2,500	2,519
Lees Summit, Industrial Development Authority, Ser A, RB
Callable 08/15/33 @ 103
5.625%, 08/15/61	950	971
Lees Summit, Industrial Development Authority, Ser A, RB
Callable 08/15/33 @ 103
5.500%, 08/15/55	500	511
St. Louis County, Industrial Development Authority, Senior Living Facilities Friendship Village, RB
Callable 08/06/26 @ 103
5.125%, 09/01/48	500	502

Description	Face Amount (000)	Value (000)
St. Louis, Industrial Development Authority, Innovation District Project, TA
Callable 08/06/26 @ 100
4.375%, 05/15/36	$1,280	$1,277
St. Louis, Industrial Development Authority, RB
Callable 08/06/26 @ 103
5.250%, 09/01/53	2,000	2,005
St. Louis, Industrial Development Authority, RB
Callable 05/15/29 @ 100
5.000%, 05/15/41	3,250	3,300
University City, Industrial Development Authority, Ser A, RB
Callable 06/15/33 @ 100
4.875%, 06/15/36	1,515	1,564
Total Missouri		19,491
Nevada [1.9%]
Henderson Local Improvement Districts, SPA
Callable 03/01/33 @ 100
5.000%, 03/01/43	905	933
Las Vegas, Special Improvement District No. 611, SPA
Callable 06/01/30 @ 100
4.125%, 06/01/50	805	705
Las Vegas, Special Improvement District No. 612 Skye Hills, SPA
Callable 06/01/30 @ 100
3.500%, 06/01/35	185	174
Las Vegas, Special Improvement District No. 613, SPA
Callable 12/01/34 @ 100
5.500%, 12/01/53	495	507
Las Vegas, Special Improvement District No. 613, SPA
Callable 12/01/34 @ 100
5.250%, 12/01/47	495	504
Las Vegas, Special Improvement District No. 613, SPA
Callable 12/01/34 @ 100
5.000%, 12/01/39	370	387
Las Vegas, Special Improvement District No. 812, Special Improvement District No. 812, SPA
Callable 07/27/26 @ 100
5.000%, 12/01/35	770	771

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Las Vegas, Special Improvement District No. 814, SPA
Callable 06/01/29 @ 100
4.000%, 06/01/44	$665	$624
Las Vegas, Special Improvement District No. 815, SPA
Callable 12/01/30 @ 100
4.750%, 12/01/40	690	700
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.125%, 06/01/51	1,040	752
Las Vegas, Special Improvement District No. 817 Summerlin Village 29, SPA
Callable 06/01/33 @ 100
6.000%, 06/01/48	250	267
Las Vegas, Special Improvement District No. 818, SPA
Callable 12/01/34 @ 100
5.000%, 12/01/54	695	696
Las Vegas, Special Improvement District No. 819, SPA
Callable 12/01/35 @ 100
5.500%, 06/01/55	850	875
Las Vegas, Special Improvement District No. 819, SPA
Callable 12/01/35 @ 100
5.250%, 06/01/45	325	340
Nevada State, Department of Business & Industry, Green-Fulcrum Sierra Biofuels, RB, AMT
6.250%, 12/15/37(B)	78	—
Nevada State, Department of Business & Industry, Ser A, RB
Callable 07/27/26 @ 100
5.000%, 12/15/38(B)	1,000	1,000
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 07/27/26 @ 100
5.000%, 12/15/35(B)	1,595	1,595
Reno Nevada, SPA
Callable 06/01/35 @ 100
5.250%, 06/01/54(B)	850	859

Description	Face Amount (000)	Value (000)
Reno Nevada, Sub-Ser, RB
Callable 07/01/38 @ 31
0.000%, 07/01/58(B)(F)	$12,000	$1,993
Total Nevada		13,682
New Hampshire [0.9%]
New Hampshire, Business Finance Authority, Ser A, RB
Callable 08/06/26 @ 102
5.750%, 07/01/54(B)	1,250	1,255
New Hampshire, Business Finance Authority, Ser A, RB
Callable 08/06/26 @ 102
5.625%, 07/01/46(B)	500	504
New Hampshire, Business Finance Authority, Ser B, RB, AMT
Callable 08/06/26 @ 100
3.750%, 07/01/45(A)(B)	5,615	4,650
Total New Hampshire		6,409
New Jersey [2.5%]
New Jersey State, Economic Development Authority, Continental Airlines Project, RB, AMT
Callable 08/06/26 @ 100
5.250%, 09/15/29	530	531
New Jersey State, Economic Development Authority, RB
Pre-Refunded @ 100
5.000%, 12/15/28(E)	370	392
New Jersey State, Economic Development Authority, RB
Callable 11/01/29 @ 100
4.000%, 11/01/37	1,100	1,109
New Jersey State, Economic Development Authority, RB, AMT
Callable 08/06/26 @ 100
5.625%, 11/15/30	865	866
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/42	1,155	1,178
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/47	1,230	1,248
New Jersey State, Transportation Trust Fund Authority, RB
Pre-Refunded @ 100
5.000%, 12/15/28(E)	355	377

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
New Jersey State, Transportation Trust Fund Authority, RB
Callable 12/15/28 @ 100
5.000%, 06/15/46	$645	$659
New Jersey State, Transportation Trust Fund Authority, RB
Pre-Refunded @ 100
4.500%, 12/15/28(E)	1,410	1,479
New Jersey State, Transportation Trust Fund Authority, RB
Callable 12/15/28 @ 100
4.500%, 06/15/49	2,605	2,608
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 08/01/26 @ 100
5.250%, 06/15/41	4,245	4,249
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
Callable 12/15/28 @ 100
4.000%, 06/15/37	3,500	3,520
Total New Jersey		18,216
New Mexico [0.4%]
Lower Petroglyphs, Public Improvement District, SPL Tax
Callable 10/01/27 @ 100
5.000%, 10/01/33	500	501
Lower Petroglyphs, Public Improvement District, SPL Tax
Callable 10/01/27 @ 100
5.000%, 10/01/38	500	502
Lower Petroglyphs, Public Improvement District, SPL Tax
Callable 10/01/27 @ 100
5.000%, 10/01/48	1,750	1,751
Total New Mexico		2,754
New York [6.8%]
Metropolitan Transportation Authority, Ser A-1, RB
Callable 05/15/31 @ 100
4.000%, 11/15/49	3,000	2,703
Metropolitan Transportation Authority, Ser C-1, RB
Callable 05/15/30 @ 100
4.750%, 11/15/45	2,000	2,027
Metropolitan Transportation Authority, Ser D1, RB
Callable 11/15/30 @ 100
5.000%, 11/15/44	2,450	2,540

Description	Face Amount (000)	Value (000)
New York City Housing Development, RB, Housing Urban Development Section 8
Callable 08/01/31 @ 100
4.800%, 02/01/53	$1,000	$1,006
New York City Housing Development, RB, Housing Urban Development Section 8
Callable 08/01/31 @ 100
4.600%, 08/01/48	3,000	3,012
New York City Housing Development, RB, Housing Urban Development Section 8
Callable 08/01/31 @ 100
4.450%, 08/01/43	2,000	2,017
New York State, Dormitory Authority, Ser A, RB
Callable 03/15/35 @ 100
5.000%, 03/15/47	5,000	5,332
New York State, Liberty Development, Bank of America Tower, RB
Callable 03/15/29 @ 100
2.800%, 09/15/69	1,000	946
New York State, Transportation Development, American Airlines, RB, AMT
Callable 07/27/26 @ 100
5.000%, 08/01/26	535	535
New York State, Transportation Development, Delta Airlines, RB, AMT
Callable 04/01/31 @ 100
6.000%, 04/01/35	1,500	1,675
New York State, Transportation Development, Delta Airlines, RB, AMT
Callable 01/01/28 @ 100
5.000%, 01/01/36	5,000	5,089
New York State, Transportation Development, Delta Airlines, RB, AMT
Callable 10/01/30 @ 100
5.000%, 10/01/40	800	824
New York State, Transportation Development, JFK International Airport, RB, AMT
Callable 06/30/31 @ 100
6.000%, 06/30/54	2,000	2,096

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
New York State, Transportation Development, JFK International Airport, RB, AMT
Callable 08/01/30 @ 100
5.250%, 08/01/31	$1,235	$1,292
New York State, Transportation Development, RB, AMT
Callable 06/30/34 @ 100
6.000%, 06/30/55	4,250	4,546
Oneida Indian Nation of New York, Ser B, RB
Callable 09/01/31 @ 102
6.000%, 09/01/43(B)	1,000	1,088
Onondaga Civic Development, RB
Callable 08/01/34 @ 100
5.375%, 08/01/54	1,250	1,212
Port Authority of New York & New Jersey, Ser 221, RB, AMT
Callable 07/15/30 @ 100
4.000%, 07/15/50	2,000	1,806
Suffolk Regional Off-Track Betting, RB
Callable 06/01/29 @ 100
6.000%, 12/01/53	1,000	1,025
Westchester, Tobacco Asset Securitization, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	2,485	2,505
Westchester, Tobacco Asset Securitization, Sub-Ser C, RB
Callable 06/01/27 @ 100
5.125%, 06/01/51	7,000	6,161
Total New York		49,437
North Carolina [0.0%]
North Carolina State, Medical Care Commission, Ser A, RB
Callable 09/01/27 @ 100
4.000%, 09/01/50	250	213
North Dakota [–%]
County of Grand Forks North Dakota, RB, AMT
Callable 07/27/26 @ 103
7.000%, 12/15/43(B) (C)	5,000	—
Ohio [2.2%]
Buckeye Tobacco Settlement, Financing Authority, Ser A-2-Class, RB
Callable 06/01/30 @ 100
4.000%, 06/01/48	3,500	3,078

Description	Face Amount (000)	Value (000)
Buckeye Tobacco Settlement, Financing Authority, Ser B-2, RB
Callable 06/01/30 @ 100
5.000%, 06/01/55	$2,000	$1,565
County of Hamilton Ohio, RB
Callable 01/01/30 @ 103
5.750%, 01/01/53	500	520
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/27 @ 100
5.250%, 02/15/47	3,000	3,003
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 08/06/26 @ 100
5.000%, 02/15/48	250	242
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.250%, 01/15/38(B)	3,555	3,572
Ohio State, Housing Finance Agency, RB
Callable 07/01/30 @ 105
6.375%, 01/01/45(B)	3,365	3,587
Total Ohio		15,567
Oklahoma [0.4%]
Oklahoma County, Finance Authority, RB
2.000%, 12/01/47	718	38
Oklahoma County, Finance Authority, Ser B, RB
Callable 01/01/30 @ 104
5.875%, 12/01/47	3,490	1,889
Oklahoma State, Development Finance Authority, Ser B, RB
Callable 08/15/28 @ 100
5.250%, 08/15/48	1,000	1,005
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.875%, 11/01/46(C)	3,843	26

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.625%, 11/01/36(C)	$1,664	$11
Total Oklahoma		2,969
Oregon [0.8%]
Clackamas County, Hospital Facility Authority, Ser A, RB
Callable 07/27/26 @ 102
5.375%, 11/15/55	875	876
Hospital Facilities Authority of Multnomah County Oregon, RB
Callable 12/01/28 @ 103
4.000%, 12/01/36	1,180	1,148
Hospital Facilities Authority of Multnomah County Oregon, RB
Callable 12/01/28 @ 103
4.000%, 12/01/51	2,000	1,606
Port of Portland Oregon Airport Revenue, Ser 28, RB, AMT
Callable 07/01/32 @ 100
4.000%, 07/01/47	2,000	1,877
Total Oregon		5,507
Pennsylvania [2.8%]
Allegheny County, Airport Authority, Ser A, RB, AMT
Callable 01/01/31 @ 100
5.000%, 01/01/51	2,000	2,021
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/27 @ 100
5.000%, 05/01/42(B)	1,750	1,755
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.125%, 05/01/32(B)	1,500	1,525
Berks County, Municipal Authority, RB
Callable 07/27/26 @ 100
5.000%, 06/30/39	4,778	4,562
Berks County, Municipal Authority, RB
Callable 07/27/26 @ 91
0.000%, 11/15/29(D)	2,387	1,798
Chester County, Health and Education Facilities Authority, Ser S, RB
Callable 08/06/26 @ 100
5.250%, 12/01/45	1,400	1,144

Description	Face Amount (000)	Value (000)
Chester County, Industrial Development Authority, Woodlands at Graystone Project, SPA
Callable 03/01/28 @ 100
5.125%, 03/01/48(B)	$500	$501
Dauphin County, General Authority, Harrisburg University of Science and Technology Project, RB
Callable 10/15/27 @ 100
5.125%, 10/15/41(B)	1,135	624
Dauphin County, General Authority, RB
Callable 10/15/27 @ 100
5.000%, 10/15/34(B)	2,910	1,601
Franklin County, Industrial Development Authority, RB
Callable 08/06/26 @ 103
5.000%, 12/01/49	780	716
Franklin County, Industrial Development Authority, RB
Callable 08/06/26 @ 103
5.000%, 12/01/54	1,000	896
Pennsylvania State, Economic Development Financing Authority, RB, AMT
Callable 12/31/32 @ 100
5.750%, 06/30/48	625	660
Washington County, Redevelopment Authority, TA
Callable 01/01/28 @ 100
5.000%, 07/01/35	1,235	1,242
Total Pennsylvania		19,045
Rhode Island [0.4%]
Rhode Island State, Tobacco Settlement Financing, Ser B, RB
Callable 07/22/26 @ 21
0.000%, 06/01/52(F)	21,270	2,942
South Carolina [0.9%]
Berkeley County, SPA
Callable 11/01/29 @ 100
4.375%, 11/01/49	1,000	906
Berkeley County, SPA
Callable 11/01/29 @ 100
4.000%, 11/01/30	335	334

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
South Carolina Jobs-Economic Development Authority, RB
Callable 05/01/34 @ 100
5.500%, 11/01/45	$4,750	$5,232
Total South Carolina		6,472
Tennessee [1.0%]
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Ser S, RB
Callable 08/06/26 @ 102
4.000%, 11/01/45	5,000	4,555
Nashville, Metropolitan Development & Housing Agency, TA
Callable 06/01/28 @ 100
5.125%, 06/01/36(B)	2,795	2,836
Nashville, Metropolitan Development & Housing Agency, TA
4.500%, 06/01/28(B)	205	208
Total Tennessee		7,599
Texas [8.3%]
Arlington, Higher Education Finance, RB, PSF-GTD
Callable 08/15/34 @ 100
4.125%, 08/15/54	1,000	906
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 08/06/26 @ 100
7.125%, 03/01/44	2,300	2,301
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 08/06/26 @ 100
7.000%, 03/01/34	400	400
Celina, Cambridge Crossing Public Improvement Project, SPA
Callable 09/01/28 @ 100
5.250%, 09/01/47(B)	500	502
Celina, Cambridge Crossing Public Improvement Project, SPA
Callable 09/01/28 @ 100
5.125%, 09/01/38(B)	1,500	1,517
Gulf Coast Authority, Ser B, RB, AMT
1.500%, 05/01/28	1,000	951
Horizon, Regional Municipal Utility District, GO, BAM
Callable 08/01/30 @ 100
4.000%, 02/01/54	1,000	904
Houston, Airport System Revenue, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/41	2,500	2,361

Description	Face Amount (000)	Value (000)
Houston, Airport System Revenue, RB, AMT
Callable 07/15/29 @ 100
4.000%, 07/15/41	$2,530	$2,390
Lago Vista Texas, SPA
Callable 09/01/30 @ 100
4.875%, 09/01/50(B)	275	268
Matagorda County Navigation District No. 1, RB, AMBAC, AMT
5.125%, 11/01/28	1,500	1,566
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 08/06/26 @ 100
5.000%, 07/01/36	3,410	3,412
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 08/06/26 @ 100
5.000%, 07/01/46	1,250	1,243
New Hope, Cultural Education Facilities Finance, RB
7.500%, 11/15/36(C)	3,385	3,385
New Hope, Cultural Education Facilities Finance, RB
7.500%, 11/15/37(C)	545	545
New Hope, Cultural Education Facilities Finance, RB
Callable 08/15/31 @ 100
4.000%, 08/15/51(B)	4,385	3,416
New Hope, Cultural Education Facilities Finance, RB
Callable 11/15/26 @ 105
2.000%, 11/15/61(A)	14,742	7,225
New Hope, Cultural Education Facilities Finance, Ser A, RB
Callable 10/01/32 @ 103
6.500%, 10/01/60	1,125	1,173
New Hope, Cultural Education Facilities Finance, Ser A, RB
Callable 08/06/26 @ 100
5.000%, 08/15/40(B)	4,750	4,409
Newark, Higher Education Finance, Ser A, RB, PSF-GTD
Callable 08/15/34 @ 100
4.375%, 08/15/59	1,000	926
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C, RB
Pre-Refunded @ 100
7.000%, 09/01/31(E)	5,000	5,883

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Port of Beaumont Navigation District, RB
10.000%, 07/01/26(B)	$3,000	$3,000
Port of Beaumont Navigation District, RB, AMT
Callable 01/01/32 @ 104
5.250%, 01/01/54(B)	250	233
Port of Beaumont Navigation District, RB, AMT
Callable 08/06/26 @ 100
2.875%, 01/01/41(B)	250	184
Port of Beaumont Navigation District, RB, AMT
Callable 08/06/26 @ 100
2.750%, 01/01/36(B)	1,000	795
Sanger, Industrial Development Authority, Texas Pellets Project, Ser B, RB, AMT
8.000%, 07/01/38(C)	4,950	—
Tarrant County, Cultural Education Facilities Finance, C.C. Young Memorial Home Project, RB
Callable 02/15/27 @ 100
6.375%, 02/15/48(C)	5,720	4,769
Tarrant County, Cultural Education Facilities Finance, Northwest Senior Housing Edgemere Project, RB
Callable 05/15/27 @ 100
5.250%, 11/15/47(C)	2,983	—
Tarrant County, Cultural Education Facilities Finance, RB
Callable 02/15/27 @ 100
6.375%, 02/15/52(C)	3,280	2,735
Texas State, Department of Housing & Community Affairs, Ser A, RB, GNMA
Callable 09/01/27 @ 100
4.250%, 09/01/43	1,880	1,872
Texas State, Transportation Commission, RB
Callable 02/01/29 @ 73
0.000%, 08/01/36(F)	1,000	651
Total Texas		59,922
Utah [1.4%]
Downtown East Streetcar Sewer Public Infrastructure District, Ser A, GO
Callable 09/01/27 @ 103
6.000%, 03/01/53(B)	2,000	1,991
Downtown East Streetcar Sewer Public Infrastructure District, Ser A, GO
Callable 09/01/27 @ 103
5.750%, 03/01/42(B)	500	505
Salt Lake City Utah Airport Revenue, Ser A, RB, AMT
Callable 07/01/33 @ 100
5.250%, 07/01/48	750	782

Description	Face Amount (000)	Value (000)
Utah Charter School Finance Authority, RB
Callable 06/15/28 @ 102
5.000%, 06/15/55(B)	$3,710	$3,332
Wood Ranch Public Infrastructure District, SPA
Callable 06/01/31 @ 103
5.875%, 12/01/55(B)	2,200	2,255
Wood Ranch Public Infrastructure District, SPA
Callable 09/01/29 @ 103
5.625%, 12/01/53(B)	885	898
Total Utah		9,763
Virginia [0.8%]
Virginia Beach Development Authority, RB
Callable 09/01/30 @ 103
7.000%, 09/01/53	3,000	3,305
West Falls Community Development Authority, Ser A, RB
Callable 09/01/32 @ 100
5.375%, 09/01/52(B)	2,100	2,154
Total Virginia		5,459
Washington [1.2%]
Kalispel Tribe of Indians, Ser A, RB
Callable 01/01/28 @ 100
5.250%, 01/01/38(B)	400	406
Washington State, Health Care Facilities Authority, Ser A-, RB
Callable 08/01/29 @ 100
4.000%, 08/01/44	2,715	2,601
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 08/06/26 @ 101
5.000%, 07/01/48(B)	1,650	1,564
Washington State, Housing Finance Commission, Ser A, RB
Callable 08/06/26 @ 103
5.000%, 01/01/55(B)	4,000	3,769
Total Washington		8,340
West Virginia [0.3%]
South Charleston West Virginia, RB
Callable 06/01/31 @ 100
4.250%, 06/01/42(B)	2,595	2,251
Wisconsin [6.4%]
Hartford, Public Finance Authority, RB
Callable 08/06/26 @ 100
5.000%, 09/01/38(B)	1,580	1,580
Public Finance Authority, RB
Callable 06/15/32 @ 102
5.500%, 06/15/55	2,250	2,232

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Public Finance Authority, RB
Pre-Refunded @ 100
5.000%, 04/01/30(B) (E)	$100	$108
Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/40(B)	1,175	1,184
Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/50(B)	1,575	1,492
Public Finance Authority, RB
Callable 02/01/32 @ 100
5.000%, 02/01/62	2,500	2,481
Public Finance Authority, RB
Pre-Refunded @ 100
4.000%, 04/01/32(B) (E)	60	63
Public Finance Authority, RB
Pre-Refunded @ 100
4.000%, 04/01/32(B) (E)	50	53
Public Finance Authority, RB
Callable 07/01/29 @ 100
4.000%, 07/01/51	1,750	1,451
Public Finance Authority, RB, AMT
Callable 09/30/31 @ 100
4.000%, 09/30/51	600	517
Public Finance Authority, RB, AMT
Callable 09/30/31 @ 100
4.000%, 03/31/56	3,290	2,758
Public Finance Authority, TA
Callable 06/01/29 @ 103
5.000%, 06/01/41(B)	500	513
University of Wisconsin Hospitals & Clinics, RB
Callable 10/01/31 @ 100
4.000%, 04/01/51	2,995	2,714
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 10/01/32 @ 102
6.000%, 10/01/44	1,300	1,406
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 01/01/27 @ 103
4.000%, 01/01/47	540	471
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 01/01/27 @ 103
4.000%, 01/01/57	2,400	1,925
Wisconsin State, Health & Educational Facilities Authority, Woodland Hill Senior Housing Project, RB
Callable 08/06/26 @ 100
5.250%, 12/01/49	4,000	3,692
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 08/06/26 @ 100
5.000%, 06/01/36(B)	4,625	4,626

Description	Face Amount (000)	Value (000)
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 08/06/26 @ 100
4.625%, 06/01/36(B)	$3,300	$3,278
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 08/06/26 @ 100
5.625%, 07/01/44	3,500	3,501
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 08/06/26 @ 100
5.375%, 07/01/34	1,845	1,846
Wisconsin State, Public Finance Authority, Cornerstone Christian Project, RB
Callable 07/27/26 @ 100
5.000%, 02/01/36(B)	3,000	3,000
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/45(B)	1,665	1,667
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/55(B)	835	785
Wisconsin State, Public Finance Authority, Roseman University Health Sciences, RB
Callable 08/03/26 @ 100
5.875%, 04/01/45	3,000	3,001
Total Wisconsin		46,344
Puerto Rico [4.0%]
Children's Trust Fund, RB
Callable 08/06/26 @ 100
5.625%, 05/15/43	2,000	2,029
Children's Trust Fund, Ser A, RB
Callable 08/06/26 @ 10
0.000%, 05/15/57(F)	25,000	1,130
Commonwealth of Puerto Rico, Sub-Ser Senior, GO
0.000%, 11/01/51(A)	5,685	4,164
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
5.000%, 07/01/58	5,167	5,159
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
4.750%, 07/01/53	876	865
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 08/06/26 @ 100
4.500%, 07/01/34	10,005	10,006

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)/Shares	Value (000)
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.784%, 07/01/58	$5,771	$5,645
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.536%, 07/01/53	31	29
Total Puerto Rico		29,027
Total Municipal Bonds
(Cost $720,573)		709,672
Common Stock [0.0%]
[0.0%]
Nassau County, Industrial Development Agency	4,357,851	—
Total Common Stock
(Cost $–)		—
Short-Term Investment [0.3%]
SEI Daily Income Trust Government Fund, Cl Institutional, 3.510%**	2,414,697	2,415
Total Short-Term Investment
(Cost $2,415)		2,415
Total Investments [99.2%]
(Cost $722,988)		$712,087

Percentages are based on net assets of $718,170 (000).

**	The rate reported is the 7-day effective yield as of June 30, 2026.
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2026, the value of these securities amounted to $221,548 (000), representing 30.8% of the net assets of the Fund.
(C)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(F)	Zero coupon security.

AGM — Assured Guarantee Municipal

AMBAC — American Municipal Bond Assurance Company

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class GNMA — Government National Mortgage Association

GO — General Obligation

PSF-GTD — Public School Fund Guaranteed

RB — Revenue Bond

Ser — Series SPA — Special Assessment

SPL Tax — Special Tax

TA — Tax Allocation

CNR-QH-002-3300

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Corporate Bonds [49.8%]
Aerospace / Defense [0.4%]
AAR Escrow Issuer
6.750%, 03/15/29(A)	$98	$100
TransDigm
6.750%, 08/15/28(A)	2,580	2,606
6.750%, 01/31/34(A)	125	128
TransDigm
6.375%, 03/01/29(A)	625	634
6.375%, 05/31/33(A)	125	126
TransDigm
6.875%, 12/15/30(A)	700	719
TransDigm
6.625%, 03/01/32(A)	975	1,000
TransDigm
6.250%, 01/31/34(A)	75	77
TransDigm
6.125%, 07/31/34(A)	375	375
Total Aerospace / Defense		5,765
Agricultural [0.5%]
JAPFA Pte
7.950%, 05/12/31(A)	880	880
Kernel Holding
6.750%, 10/27/27	3,881	3,781
MHP Lux
10.500%, 07/28/29(A)	260	271
MHP Lux
6.250%, 09/19/29	665	619
Total Agricultural		5,551

Description	Face Amount (000)(1)	Value (000)
Airport Develop/Maint [0.3%]
Aeropuertos Dominicanos Siglo XXI
7.000%, 06/30/34(A)	$1,990	$2,062
Kingston Airport Revenue Finance
6.750%, 12/15/36(A)	2,030	2,050
TAV Havalimanlari Holding
8.500%, 12/07/28	1,995	2,055
Total Airport Develop/Maint		6,167
Apparel/Textiles [0.0%]
Under Armour
7.250%, 07/15/30(A)	535	539
Appliances [0.0%]
Whirlpool
7.500%, 07/01/31(A)	66	67
Whirlpool
7.875%, 07/01/34(A)	66	66
Total Appliances		133
Auto Rent & Lease [0.1%]
Upbound Group
6.375%, 02/15/29(A)	1,195	1,185
Automotive [0.6%]
Adient Global Holdings
8.250%, 04/15/31(A)	300	313
Adient Global Holdings
7.500%, 02/15/33(A)	725	748
Clarios Global
6.750%, 02/15/30(A)	325	335
6.750%, 09/15/32(A)	1,500	1,530

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Cyprium
6.125%, 04/15/31(A)	$225	$225
Cyprium
6.375%, 04/15/34(A)	400	399
Dorman Products
6.250%, 06/15/34(A)	50	51
Ford Motor Credit
4.271%, 01/09/27	950	947
Ford Otomotiv Sanayi
7.125%, 04/25/29(A)	3,680	3,726
Forvia
6.750%, 09/15/33(A)	575	574
ZF North America Capital
7.125%, 04/14/30(A)	200	202
Total Automotive		9,050
Autoparts [0.2%]
American Axle & Manufacturing
6.875%, 07/01/28	157	157
Metalsa Sapi De Cv
3.750%, 05/04/31	503	449
3.750%, 05/04/31(A)	2,955	2,639
Total Autoparts		3,245
Banks [5.2%]
Akbank
9.369%, H15T5Y + 5.270%, 06/14/75(A) (B)	6,985	7,115
Banco Davivienda
6.650%, H15T10Y + 5.097%, 10/22/74(A) (B)	2,280	2,106

Description	Face Amount (000)(1)	Value (000)
Banco de Credito e Inversiones
7.500%, H15T5Y + 3.767%, 03/12/75(B)	$1,320	$1,395
7.500%, H15T5Y + 3.767%, 03/12/75(A) (B)	1,950	2,061
Banco Macro
8.000%, 01/28/31(A)	3,510	3,597
Banco Mercantil del Norte
7.625%, H15T10Y + 5.353%, 10/06/67(B)	6,165	6,189
Banco Mercantil del Norte
8.450%, H15T5Y + 4.009%, 09/24/74(A) (B)	3,000	3,004
Banco Mercantil del Norte
8.375%, H15T5Y + 4.072%, 02/20/75(A) (B)	1,350	1,380
Bancolombia
8.625%, H15T5Y + 4.320%, 12/24/34(B)	2,010	2,146
Bank Hapoalim
3.255%, H15T5Y + 2.155%, 01/21/32(A) (B)	2,097	2,076
Bank Nadra Via NDR Finance
8.250%, 06/22/17(C)	631	3
Bank of Georgia JSC
9.500%, USISSO05 + 5.618%, 10/16/74(B)	3,030	3,209
BBVA Mexico Institucion De Banca Multiple Grupo Financiero BBVA Mexico
5.125%, H15T5Y + 2.650%, 01/18/33(B)	4,167	4,085

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
BBVA Mexico Institucion De Banca Multiple Grupo Financiero BBVA Mexico
8.125%, H15T5Y + 4.214%, 01/08/39(B)		$9,900	$10,558
Dresdner Funding Trust I
8.151%, 06/30/31		4,000	4,310
Freedom Mortgage
12.250%, 10/01/30(A)		533	575
ING Bank, MTN
2.571%, 01/01/28(D)	JPY	120,496	589
Ipoteka-Bank ATIB
17.500%, 10/09/28	UZS	8,020,000	689
Ipoteka-Bank ATIB
6.450%, 10/09/30		3,120	3,134
Jscb Agrobank
9.250%, 10/02/29		470	508
9.250%, 10/02/29(A)		3,000	3,245
OTP Bank Nyrt, MTN
7.300%, H15T5Y + 2.861%, 07/30/35(B)		3,800	3,966
Sovcombank Via SovCom Capital DAC
7.600%, H15T5Y + 6.362%, 02/17/75(D)		3,615	—
Standard Chartered
7.000%, H15T5Y + 2.873%, 05/14/75(B)		2,100	2,121
TBC Bank JSC
10.250%, H15T5Y + 5.637%, 10/30/74(B)		1,325	1,428
Turkiye Garanti Bankasi
8.375%, H15T5Y + 4.090%, 02/28/34(A) (B)		6,100	6,227

Description		Face Amount (000)(1)	Value (000)
Uzbek Industrial and Construction Bank ATB
21.000%, 07/24/27	UZS	$7,100,000	$617
Yapi ve Kredi Bankasi, MTN
9.250%, 10/16/28		575	613
9.250%, 10/16/28(A)		3,950	4,211
Total Banks			81,157
Broadcasting & Cable [0.7%]
Cable One
4.000%, 11/15/30(A)		1,000	539
CCO Holdings
7.375%, 02/01/36(A)		1,190	1,167
Charter Communications Operating
6.484%, 10/23/45		2,693	2,479
Directv Financing
8.875%, 02/01/30(A)		1,188	1,209
Directv Financing
9.250%, 06/01/32(A)		67	68
Discovery Communications
5.000%, 09/20/37		290	228
Discovery Global Holdings
4.279%, 03/15/32		1,295	1,162
Discovery Global Holdings
5.050%, 03/15/42		315	231
Grupo Televisa
5.250%, 05/24/49		1,510	1,031
Nexstar Media
6.500%, 09/15/33(A)		590	590

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Nexstar Media
7.250%, 04/15/34(A)	$710	$707
Time Warner Cable
5.875%, 11/15/40	530	475
Total Broadcasting & Cable		9,886
Building & Construction [1.1%]
Ashton Woods USA
6.875%, 08/01/33(A)	1,315	1,303
Brundage-Bone Concrete Pumping Holdings
7.500%, 02/01/32(A)	2,455	2,547
Builders FirstSource
6.375%, 03/01/34(A)	1,170	1,183
Dream Finders Homes
8.250%, 08/15/28(A)	2,158	2,208
Forestar Group
5.000%, 03/01/28(A)	628	626
Knife River
7.750%, 05/01/31(A)	1,380	1,432
LGI Homes
8.750%, 12/15/28(A)	590	610
Limak Cimento Sanayi ve Ticaret
9.750%, 07/25/29	1,930	1,951
Risewell Homes
9.250%, 10/01/29(A)	1,709	1,768
Smyrna Ready Mix Concrete
6.000%, 11/01/28(A)	825	827
Smyrna Ready Mix Concrete
8.875%, 11/15/31(A)	1,665	1,755
Weekley Homes
6.750%, 01/15/34(A)	1,815	1,820

Description	Face Amount (000)(1)	Value (000)
Winnebago Industries
6.250%, 07/15/28(A)	$292	$293
Yuksel Insaat
9.500%, 11/10/15(C)	12,655	127
Total Building & Construction		18,450
Building Materials [0.7%]
American Builders & Contractors Supply
4.000%, 01/15/28(A)	350	344
American Builders & Contractors Supply
3.875%, 11/15/29(A)	400	381
Installed Building Products
5.625%, 02/01/34(A)	100	98
Masterbrand
7.000%, 07/15/32(A)	1,165	1,181
Patrick Industries
6.375%, 11/01/32(A)	600	597
Quikrete Holdings
6.375%, 03/01/32(A)	1,733	1,770
Quikrete Holdings
6.750%, 03/01/33(A)	625	637
QXO Building Products
6.750%, 04/30/32(A)	1,000	1,033
Standard Building Solutions
6.500%, 08/15/32(A)	1,620	1,630
Standard Building Solutions
6.250%, 08/01/33(A)	200	198
Standard Industries
4.750%, 01/15/28(A)	900	893

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
TopBuild
5.625%, 01/31/34(A)	$575	$581
Total Building Materials		9,343
Building-Heavy Construct [0.8%]
Arcosa
6.875%, 08/15/32(A)	775	808
ATP Tower Holdings
7.875%, 02/03/30(A)	3,700	3,823
HTA Group
7.500%, 06/04/29(A)	1,122	1,149
HTA Group
6.750%, 04/01/31(A)	1,540	1,559
IRB Infrastructure Developers
7.110%, 03/11/32	3,700	3,751
Total Building-Heavy Construct		11,090
Cable Satellite [0.8%]
CCO Holdings
5.125%, 05/01/27(A)	488	487
CCO Holdings
5.000%, 02/01/28(A)	1,200	1,185
CCO Holdings
4.500%, 08/15/30(A)	550	510
4.500%, 05/01/32	150	133
CCO Holdings
4.250%, 02/01/31(A)	150	135
4.250%, 01/15/34(A)	900	762
CCO Holdings
7.375%, 03/01/31(A)	1,139	1,142
CCO Holdings
4.750%, 02/01/32(A)	700	628
CCO Holdings
7.000%, 02/01/33(A)	250	245

Description	Face Amount (000)(1)	Value (000)
DIRECTV Holdings
5.875%, 08/15/27(A)	$104	$104
Sirius XM Radio
4.000%, 07/15/28(A)	325	317
Sirius XM Radio
5.500%, 07/01/29(A)	850	848
Sirius XM Radio
3.875%, 09/01/31(A)	350	318
Sirius XM Radio
5.875%, 04/15/32(A)	175	173
Sunrise FinCo I BV
4.875%, 07/15/31(A)	875	828
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28(A)	800	781
Virgin Media Finance
5.000%, 07/15/30(A)	700	531
Virgin Media Secured Finance
5.500%, 05/15/29(A)	1,425	1,352
Virgin Media Secured Finance
4.500%, 08/15/30(A)	575	488
Vmed O2 UK Financing I
4.750%, 07/15/31(A)	1,305	1,073
VZ Secured Financing BV
5.000%, 01/15/32(A)	400	350
Ziggo Bond BV
5.125%, 02/28/30(A)	425	373
Ziggo BV
4.875%, 01/15/30(A)	350	329
Total Cable Satellite		13,092

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Chemicals [1.3%]
ARC Falcon I
9.750%, 03/01/33(A)		$665	$640
Ashland
3.375%, 09/01/31(A)		600	558
Bond US Bidco 1
7.125%, 06/15/33(A)		200	202
Celanese US Holdings
7.550%, 11/15/30		245	260
Celanese US Holdings
6.750%, 04/15/33		875	890
Celanese US Holdings
7.700%, 11/15/33		1,095	1,170
Celanese US Holdings
7.375%, 02/15/34		500	517
Consolidated Energy Finance
12.000%, 02/15/31(A)		700	724
GC Treasury Center
6.500%, H15T5Y + 2.815%, 06/10/75(A) (B)		1,890	1,871
HB Fuller
4.250%, 10/15/28		575	566
INEOS Finance
6.750%, 05/15/28(A)		1,440	1,430
Mativ Holdings
8.000%, 10/01/29(A)		1,760	1,747
OCP
6.741%, H15T5Y + 2.746%, 07/22/74(A) (B)		1,080	1,074
OCP
7.368%, H15T5Y + 3.215%, 07/22/74(A) (B)		2,100	2,094

Description		Face Amount (000)(1)	Value (000)
Olympus Water US Holding
7.250%, 06/15/31(A)		$500	$506
7.250%, 02/15/33(A)		500	495
Olympus Water US Holding
6.750%, 08/01/32(A)		925	904
Orbia Advance
7.500%, 05/13/35(A)		5,010	5,016
Orbia Advance
5.875%, 09/17/44		1,654	1,310
Qnity Electronics
5.750%, 08/15/32(A)		125	126
Qnity Electronics
6.250%, 08/15/33(A)		425	432
SNF Group
3.375%, 03/15/30(A)		275	256
Solstice Advanced Materials
5.625%, 09/30/33(A)		600	597
Total Chemicals			23,385
Coal Mining [0.2%]
Coronado Finance Pty
9.250%, 10/01/29(A)		2,074	1,891
New World Resources
8.000%, 04/07/20(C)	EUR	1,101	2
Warrior Met Coal
7.875%, 12/01/28(A)		1,097	1,111
Total Coal Mining			3,004
Commercial Serv-Finance [0.1%]
Global Payments
4.875%, 11/15/30		585	575

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
ION Platform Finance US
7.875%, 09/30/32(A)	$1,190	$862
Total Commercial Serv-Finance		1,437
Commercial Services [0.1%]
Sabre Financial Borrower
11.125%, 06/15/29(A)	1,741	1,841
SD International Sukuk, MTN
6.300%, 05/09/22(C)	13,384	51
Total Commercial Services		1,892
Communication & Media [0.0%]
Paramount Global
5.900%, 10/15/40	300	235
Computers-Memory Devices [0.1%]
Seagate Data Storage Technology Pte
8.250%, 12/15/29(A)	911	953
Construction Machinery [0.2%]
Herc Holdings
7.000%, 06/15/30(A)	450	465
Herc Holdings
7.250%, 06/15/33(A)	375	391
Terex
5.000%, 05/15/29(A)	805	797
United Rentals North America
4.875%, 01/15/28	600	598

Description	Face Amount (000)(1)	Value (000)
United Rentals North America
5.375%, 11/15/33(A)	$450	$444
Total Construction Machinery		2,695
Consumer Cyclical Services [0.2%]
Life Time
6.000%, 11/15/31(A)	2,500	2,539
Match Group
5.000%, 12/15/27(A)	400	398
Match Group
4.625%, 06/01/28(A)	250	247
Match Group Holdings II
6.125%, 09/15/33(A)	450	445
Total Consumer Cyclical Services		3,629
Consumer Products [0.1%]
Champ Acquisition
8.375%, 12/01/31(A)	657	687
Whirlpool
6.125%, 06/15/30	750	693
Total Consumer Products		1,380
Containers & Packaging [0.2%]
Sealed Air
6.875%, 07/15/33(A)	1,420	1,411
Sword Purchaser
10.500%, 04/15/34(A)	680	711
Total Containers & Packaging		2,122
Dialysis Centers [0.1%]
DaVita
6.875%, 09/01/32(A)	912	941

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Distribution/Wholesale [0.1%]
Windsor Holdings III
8.500%, 06/15/30(A)	$1,000	$1,041
Diversified Manufacturing [0.1%]
EMRLD Borrower
6.625%, 12/15/30(A)	1,200	1,227
WESCO Distribution
6.375%, 03/15/29(A)	100	102
6.375%, 03/15/33(A)	125	128
WESCO Distribution
6.625%, 03/15/32(A)	150	155
WESCO Distribution
5.500%, 04/15/34(A)	325	321
Total Diversified Manufacturing		1,933
Diversified Minerals [0.1%]
PLS Group
6.875%, 05/01/31(A)	1,160	1,189
E-Commerce/Products [0.1%]
ANGI Group
3.875%, 08/15/28(A)	1,581	1,336
Electric Utilities [1.2%]
AES Andes
8.150%, H15T5Y + 3.835%, 06/10/55(A) (B)	2,950	3,075
Dominion Energy
6.000%, H15T5Y + 2.262%, 02/15/56(B)	2,500	2,511
Hawaiian Electric
6.000%, 10/01/33(A)	575	570
Renew Treasury Ifsc Pvt
6.500%, 02/02/31(A)	3,160	3,127

Description	Face Amount (000)(1)	Value (000)
Saavi Energia Sarl
8.875%, 02/10/35(A)	$2,939	$3,215
Star Energy Geothermal Wayang Windu
6.750%, 04/24/33	3,399	3,433
Talen Energy Supply
6.250%, 02/01/34(A)	810	806
Talen Energy Supply
6.500%, 02/01/36(A)	585	590
Vistra
8.000%, H15T5Y + 6.930%, 04/15/75(A) (B)	1,155	1,164
Total Electric Utilities		18,491
Electric-Distribution [0.4%]
ADM Elektrik Dagitim
9.500%, 02/05/31(A)	2,100	2,018
Exelon
6.500%, H15T5Y + 1.975%, 03/15/55(B)	2,500	2,566
Zorlu Enerji Elektrik Uretim
11.000%, 04/23/30	2,100	1,596
Total Electric-Distribution		6,180
Energy & Power [1.0%]
FS Luxembourg Sarl
8.875%, 02/12/31	3,880	3,979
8.875%, 02/12/31(A)	1,500	1,539
FS Luxembourg Sarl
8.625%, 06/25/33	2,035	1,945
Greenko Wind Projects Mauritius
7.250%, 09/27/28(A)	2,916	2,938

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
MSU Energy
9.750%, 12/05/30	$4,128	$4,170
Total Energy & Power		14,571
Enterprise Software/Serv [0.2%]
Oracle
5.700%, 02/04/36	2,500	2,421
Entertainment & Gaming [1.3%]
Gohl Capital Holdings
7.625%, H15T5Y + 3.710%, 10/29/74(B)	1,300	1,255
Melco Resorts Finance
5.750%, 07/21/28	2,100	2,089
Melco Resorts Finance
5.375%, 12/04/29	3,850	3,754
MGM China Holdings
6.250%, 05/15/33(A)	2,000	1,958
Studio City
6.125%, 05/15/31(A)	3,845	3,799
Studio City Finance
6.500%, 01/15/28	4,000	3,995
Voyager Parent
9.250%, 07/01/32(A)	518	548
Wynn Macau
5.625%, 08/26/28	900	895
Total Entertainment & Gaming		18,293
Environmental [0.0%]
Clean Harbors
5.750%, 10/15/33(A)	300	302

Description	Face Amount (000)(1)	Value (000)
Finance Companies [0.5%]
Rocket
6.125%, 08/01/30(A)	$50	$51
Rocket
6.375%, 08/01/33(A)	930	946
Rocket Mortgage
3.625%, 03/01/29(A)	350	337
Rocket Mortgage
3.875%, 03/01/31(A)	950	889
Rocket Mortgage
4.000%, 10/15/33(A)	1,165	1,049
United Wholesale Mortgage
5.500%, 04/15/29(A)	2,478	2,305
UWM Holdings
6.625%, 02/01/30(A)	625	582
UWM Holdings
6.250%, 03/15/31(A)	1,270	1,133
Total Finance Companies		7,292
Financial Services [1.9%]
ASG Finance DAC
9.750%, 05/15/29(A)	3,090	2,565
Bread Financial Holdings
6.750%, 05/15/31(A)	585	598
Burford Capital Global Finance
7.500%, 07/15/33(A)	620	524
Enact Holdings
6.250%, 05/28/29	2,185	2,250
Encore Capital Group
8.500%, 05/15/30(A)	555	589
Enova International
11.250%, 12/15/28(A)	1,272	1,340

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Enova International
9.125%, 08/01/29(A)		$1,170	$1,225
Freedom Mortgage Holdings
9.250%, 02/01/29(A)		754	779
Freedom Mortgage Holdings
8.375%, 04/01/32(A)		650	661
Freedom Mortgage Holdings
7.875%, 04/01/33(A)		209	204
Garfunkelux Holdco 3
9.500%, 11/01/28(C)	EUR	948	33
Garfunkelux Holdco 4
10.500%, 05/01/30	EUR	211	—
GGAM Finance
8.000%, 02/15/27(A)		1,265	1,268
goeasy
9.250%, 12/01/28(A)		580	569
Jefferson Capital Holdings
9.500%, 02/15/29(A)		1,115	1,166
Jefferson Capital Holdings
8.250%, 05/15/30(A)		1,102	1,159
Muthoot Finance, MTN
6.375%, 03/02/30(A)		2,125	2,121
OneMain Finance
7.875%, 03/15/30		1,080	1,124
PennyMac Financial Services
7.875%, 12/15/29(A)		1,085	1,128
PennyMac Financial Services
6.875%, 02/15/33(A)		565	551

Description		Face Amount (000)(1)	Value (000)
Phoenix Aviation Capital
9.250%, 07/15/30(A)		$1,145	$1,183
PRA Group
5.000%, 10/01/29(A)		995	941
PRA Group
8.875%, 01/31/30(A)		1,052	1,087
Provident Funding Associates
9.750%, 09/15/29(A)		1,097	1,146
Rocket
6.500%, 08/01/29(A)		440	449
Rocket
7.125%, 02/01/32(A)		287	298
SLM
6.500%, 01/31/30		1,410	1,429
Sobha Sukuk
8.750%, 07/17/28		2,778	2,821
TrueNoord Capital DAC
8.750%, 03/01/30(A)		710	736
Total Financial Services			29,944
Food & Beverage [0.5%]
BellRing Brands
7.000%, 03/15/30(A)		975	975
Froneri Lux FinCo SARL
6.000%, 08/01/32(A)		1,325	1,299
Industrial F&B Investments III
7.750%, 02/11/33(A)		2,180	2,221
Performance Food Group
4.250%, 08/01/29(A)		750	727
Performance Food Group
6.125%, 09/15/32(A)		50	51

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Performance Food Group
5.625%, 03/01/34(A)	$100	$98
US Foods
6.875%, 09/15/28(A)	375	383
US Foods
4.750%, 02/15/29(A)	275	271
US Foods
5.750%, 04/15/33(A)	375	376
Total Food & Beverage		6,401
Food, Beverage & Tobacco [0.5%]
Health & Happiness H&H International Holdings
9.125%, 07/24/28	2,910	3,041
Minerva Luxembourg
7.500%, 04/22/36(A)	3,200	3,045
Turning Point Brands
7.625%, 03/15/32(A)	1,268	1,312
Total Food, Beverage & Tobacco		7,398
Gaming [0.8%]
Boyd Gaming
4.750%, 12/01/27	750	748
Caesars Entertainment
6.500%, 02/15/32(A)	425	415
Caesars Entertainment
6.000%, 10/15/32(A)	1,275	1,154
Churchill Downs
5.750%, 04/01/30(A)	150	150
Churchill Downs
6.750%, 05/01/31(A)	775	788

Description	Face Amount (000)(1)	Value (000)
Light & Wonder International
7.250%, 11/15/29(A)	$125	$127
Light & Wonder International
7.500%, 09/01/31(A)	350	363
Light & Wonder International
6.250%, 10/01/33(A)	1,595	1,586
MGM Resorts International
6.125%, 09/15/29	350	353
MGM Resorts International
6.500%, 04/15/32	750	751
Station Casinos
4.500%, 02/15/28(A)	1,890	1,869
Station Casinos
4.625%, 12/01/31(A)	1,555	1,476
Wynn Resorts Finance
7.125%, 02/15/31(A)	475	502
Wynn Resorts Finance
6.250%, 03/15/33(A)	350	352
Total Gaming		10,634
Gold Mining [0.4%]
Aris Mining
8.000%, 10/31/29(A)	3,870	4,010
Boroo Investments Pte
9.500%, 08/07/32	2,200	1,988
Total Gold Mining		5,998
Health Insurance [0.4%]
Centene
4.625%, 12/15/29	3,045	2,965
Centene
3.000%, 10/15/30	1,320	1,195

CITY NATIONAL ROCHDALE FUNDS | PAGE 28

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Molina Healthcare
6.250%, 01/15/33(A)	$2,370	$2,374
Total Health Insurance		6,534
Healthcare [0.5%]
Avantor Funding
4.625%, 07/15/28(A)	875	866
Insulet
6.500%, 04/01/33(A)	888	900
IQVIA
5.000%, 10/15/26(A)	600	600
IQVIA
6.250%, 06/01/32(A)	625	635
Medline Borrower
5.250%, 10/01/29(A)	1,700	1,689
Teleflex
5.875%, 01/15/32(A)	1,250	1,261
Tenet Healthcare
5.125%, 11/01/27	725	725
Tenet Healthcare
6.125%, 10/01/28	403	405
Tenet Healthcare
6.750%, 05/15/31	450	461
Tenet Healthcare
5.500%, 11/15/32(A)	250	248
Tenet Healthcare
6.000%, 11/15/33(A)	100	101
Total Healthcare		7,891
Hotels and Motels [0.1%]
Fortune Star BVI
5.050%, 01/27/27	2,200	2,176
Independent Energy [0.4%]
Ascent Resources Utica Holdings
9.000%, 11/01/27(A)	175	194

Description	Face Amount (000)(1)	Value (000)
Ascent Resources Utica Holdings
6.625%, 10/15/32(A)	$1,008	$1,020
6.625%, 07/15/33(A)	400	404
Chord Energy
6.000%, 10/01/30(A)	1,394	1,400
CNX Resources
7.250%, 03/01/32(A)	575	592
Expand Energy
7.000%, 12/31/49(C) (D)	575	—
Matador Resources
6.500%, 04/15/32(A)	600	603
Matador Resources
6.250%, 04/15/33(A)	100	100
Matador Resources
6.000%, 04/15/34(A)	75	73
Permian Resources Operating
6.250%, 02/01/33(A)	175	179
SM Energy
8.625%, 11/01/30(A)	350	367
SM Energy
8.750%, 07/01/31(A)	150	157
SM Energy
7.000%, 08/01/32(A)	100	101
SM Energy
9.625%, 06/15/33(A)	125	137
SM Energy
6.625%, 04/15/34(A)	425	419
Total Independent Energy		5,746
Insurance [0.8%]
Howden UK Refinance
7.250%, 02/15/31(A)	500	484

CITY NATIONAL ROCHDALE FUNDS | PAGE 29

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Howden UK Refinance
8.125%, 02/15/32(A)	$3,190	$2,858
Prudential Funding Asia, MTN
4.875%, 01/20/75	2,654	2,385
Standard Life
8.500%, H15T5Y + 4.189%, 12/12/74(B)	6,000	6,390
Total Insurance		12,117
Insurance - P&C [1.2%]
Acrisure
7.500%, 11/06/30(A)	1,110	1,052
AmWINS Group
4.875%, 06/30/29(A)	1,350	1,302
Ardonagh Finco
7.750%, 02/15/31(A)	2,280	2,306
Ardonagh Group Finance
8.875%, 02/15/32(A)	1,195	1,161
Asurion
8.000%, 12/31/32(A)	1,105	1,115
Baldwin Insurance Group Holdings
7.125%, 05/15/31(A)	2,525	2,536
CRC Insurance Group
7.125%, 06/01/31(A)	3,720	3,703
Ryan Specialty
5.875%, 08/01/32(A)	3,177	3,132
Total Insurance - P&C		16,307
Internet Content-Entmnt [0.1%]
Snap
6.875%, 03/01/33(A)	925	901

Description	Face Amount (000)(1)	Value (000)
Investment Bank/Broker-Dealer [0.7%]
Aretec Group
10.000%, 08/15/30(A)	$954	$1,005
First Eagle Holdings
7.250%, 08/15/32(A)	1,770	1,782
Marex Group
5.680%, 04/21/31	5,000	5,002
Osaic Holdings
6.750%, 08/01/32(A)	573	574
Osaic Holdings
8.000%, 08/01/33(A)	555	557
VFH Parent
7.500%, 06/15/31(A)	1,010	1,056
Total Investment Bank/Broker-Dealer		9,976
Investment Companies [0.1%]
Hightower Holding
6.750%, 04/15/29(A)	1,131	1,124
Leisure [0.3%]
Carnival
7.000%, 08/15/29(A)	175	181
Carnival
5.875%, 06/15/31(A)	200	203
Carnival
5.750%, 08/01/32(A)	275	278
Carnival
6.125%, 02/15/33(A)	225	228
NCL
7.750%, 02/15/29(A)	125	130
NCL
5.875%, 01/15/31(A)	150	146
NCL
6.750%, 02/01/32(A)	375	374

CITY NATIONAL ROCHDALE FUNDS | PAGE 30

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
NCL
6.250%, 09/15/33(A)	$175	$170
NCL Finance
6.125%, 03/15/28(A)	200	202
Royal Caribbean Cruises
6.250%, 03/15/32(A)	275	281
Royal Caribbean Cruises
6.000%, 02/01/33(A)	175	178
VOC Escrow
5.000%, 02/15/28(A)	1,130	1,129
Total Leisure		3,500
Lodging [0.1%]
Hilton Domestic Operating
5.875%, 03/15/33(A)	300	303
Hilton Domestic Operating
5.750%, 09/15/33(A)	100	100
Hilton Domestic Operating
5.500%, 03/31/34(A)	200	198
RHP Hotel Properties
7.250%, 07/15/28(A)	150	153
RHP Hotel Properties
6.500%, 04/01/32(A)	425	435
RHP Hotel Properties
5.750%, 03/15/34(A)	350	347
Wyndham Hotels & Resorts
4.375%, 08/15/28(A)	375	369
Wyndham Hotels & Resorts
5.625%, 03/01/33(A)	250	247

Description	Face Amount (000)(1)	Value (000)
XHR
6.625%, 05/15/30(A)	$250	$256
Total Lodging		2,408
Machinery [0.2%]
BWX Technologies
4.125%, 06/30/28(A)	595	584
Columbus McKinnon
7.125%, 02/01/33(A)	1,170	1,173
Manitowoc
9.250%, 10/01/31(A)	1,080	1,161
Total Machinery		2,918
Media Entertainment [0.3%]
Lamar Media
4.875%, 01/15/29	575	570
Outfront Media Capital
4.625%, 03/15/30(A)	375	364
Paramount Global
6.875%, 04/30/36	715	672
Paramount Global
5.850%, 09/01/43	315	237
Stagwell Global
5.625%, 08/15/29(A)	1,450	1,398
Univision Communications
7.375%, 06/30/30(A)	825	827
Univision Communications
8.500%, 07/31/31(A)	100	101
Univision Communications
9.375%, 08/01/32(A)	250	254

CITY NATIONAL ROCHDALE FUNDS | PAGE 31

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Univision Communications
8.875%, 04/15/33(A)	$50	$49
Total Media Entertainment		4,472
Medical Products & Services [0.0%]
LifePoint Health
9.875%, 08/15/30(A)	450	474
Medical-HMO [0.1%]
Molina Healthcare
4.375%, 06/15/28(A)	1,195	1,174
Metal-Copper [0.5%]
First Quantum Minerals
8.000%, 03/01/33(A)	5,990	6,261
First Quantum Minerals
6.375%, 02/15/36(A)	1,400	1,373
Total Metal-Copper		7,634
Metal-Iron [0.3%]
Champion Iron Canada
7.875%, 07/15/32(A)	610	631
Mineral Resources
9.250%, 10/01/28(A)	424	438
Mineral Resources, MTN
8.500%, 05/01/30(A)	205	212
Samarco Mineracao
9.500% PIK, 06/30/31	4,243	4,266
TMS International
6.250%, 04/15/29(A)	480	480
Total Metal-Iron		6,027

Description	Face Amount (000)(1)	Value (000)
Metals & Mining [0.6%]
Alcoa Nederland Holding BV
7.125%, 03/15/31(A)	$765	$794
Arsenal AIC Parent
8.000%, 10/01/30(A)	660	688
Arsenal AIC Parent
11.500%, 10/01/31(A)	1,015	1,087
Century Aluminum
6.875%, 08/01/32(A)	195	200
Cleveland-Cliffs
7.000%, 03/15/32(A)	1,495	1,484
Ivanhoe Mines
7.875%, 01/23/30	2,410	2,438
Vedanta Resources Finance II
9.475%, 07/24/30(A)	1,860	1,882
WS Escrow
7.750%, 06/01/33(A)	200	205
Total Metals & Mining		8,778
Midstream [0.7%]
Antero Midstream Partners
5.375%, 06/15/29(A)	250	249
Antero Midstream Partners
5.750%, 10/15/33(A)	1,575	1,560
CNX Midstream Partners
4.750%, 04/15/30(A)	500	477
DBR Land Holdings
6.250%, 12/01/30(A)	679	690
DT Midstream
4.375%, 06/15/31(A)	325	314
Hess Midstream Operations
5.125%, 06/15/28(A)	625	623

CITY NATIONAL ROCHDALE FUNDS | PAGE 32

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Rockies Express Pipeline
6.750%, 03/15/33(A)		$600	$617
Suburban Propane Partners
6.500%, 12/15/35(A)		400	387
Tallgrass Energy Partners
6.750%, 03/15/34(A)		1,450	1,463
Venture Global LNG
6.375%, 12/15/34(A)		350	344
Venture Global Plaquemines LNG
7.500%, 05/01/33(A)		1,075	1,180
Venture Global Plaquemines LNG
6.500%, 01/15/34(A)		125	130
6.500%, 06/15/34(A)		300	312
Venture Global Plaquemines LNG
7.750%, 05/01/35(A)		1,730	1,940
Venture Global Plaquemines LNG
6.750%, 01/15/36(A)		1,140	1,209
WBI Operating
6.500%, 10/15/33(A)		475	478
Total Midstream			11,973
Miscellaneous Manufacturing [0.0%]
Anolis Capital Markets PCC
4.150%, 01/01/28(D)	EUR	368	366
Non-Ferrous Metals [0.1%]
Navoiyuran State Enterprise
6.700%, 07/02/30(A)		2,045	2,088

Description		Face Amount (000)(1)	Value (000)
Oil Field Services [0.3%]
Archrock Partners
6.625%, 09/01/32(A)		$850	$867
Archrock Services
6.000%, 02/01/34(A)		225	224
Kodiak Gas Services
5.875%, 04/01/31(A)		425	426
Kodiak Gas Services
6.500%, 10/01/33(A)		150	152
Kodiak Gas Services
6.750%, 10/01/35(A)		300	308
ORO SG Pte
12.000% PIK, 12/20/26(D)		11,216	224
Solaris Energy Infrastructure
6.375%, 05/15/31(A)		200	202
Tidewater
9.125%, 07/15/30(A)		885	948
Total Oil Field Services			3,351
Oil-Field Services [0.1%]
SESI
7.875%, 09/30/30(A)		1,283	1,304
Packaging [0.1%]
ARD Finance
6.500% PIK, 06/30/27(A) (C)		—	—
Crown Americas
5.875%, 06/01/33		725	729
Total Packaging			729
Paper [0.0%]
Graphic Packaging International
4.750%, 07/15/27(A)		300	299

CITY NATIONAL ROCHDALE FUNDS | PAGE 33

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Paper & Related Products [0.2%]
Inversiones CMPC
6.125%, 02/26/34	$2,000	$1,982
Magnera
4.750%, 11/15/29(A)	280	261
Magnera
7.250%, 11/15/31(A)	830	810
Total Paper & Related Products		3,053
Petrochemicals [0.1%]
Hanwha Totalenergies Petrochemical
5.500%, 07/18/29	1,138	1,110
Petroleum & Fuel Products [7.4%]
Azule Energy Finance
8.125%, 01/23/30	5,120	5,153
Cosan Overseas
8.250%, 02/05/75	3,173	3,140
Ecopetrol
4.625%, 11/02/31	7,550	6,929
Ecopetrol
8.875%, 01/13/33	4,142	4,542
Ecopetrol
5.875%, 05/28/45	2,000	1,653
Geopark
5.500%, 01/17/27	7,780	7,552
Hilcorp Energy I
8.375%, 11/01/33(A)	2,181	2,274
Leviathan Bond
6.500%, 06/30/27(A)	2,096	2,104
Magnolia Oil & Gas Operating
6.875%, 12/01/32(A)	1,775	1,808

Description	Face Amount (000)(1)	Value (000)
Medco Cypress Tree Pte
8.625%, 05/19/30	$1,000	$1,042
Medco Maple Tree Pte
8.960%, 04/27/29(A)	2,800	2,889
Noble Finance II
8.000%, 04/15/30(A)	894	926
Noble Finance II
6.250%, 06/15/34(A)	295	289
Oro Negro Drilling Pte
0.000% (D) (E)	3,683	—
Oro Negro Drilling Pte
7.500%, 12/31/49(A) (C)	23,137	23
PBF Holding
7.250%, 06/01/34(A)	600	593
Petrobras Global Finance BV
6.250%, 01/10/36	4,100	4,089
Petrobras Global Finance BV
5.500%, 06/10/51	1,300	1,062
Petroleos de Venezuela
8.500%, 10/27/20(C)	5,220	5,451
Petroleos de Venezuela
9.750%, 05/17/35(C)	8,689	3,864
Petroleos Mexicanos
5.950%, 01/28/31	5,730	5,665
Petroleos Mexicanos
10.000%, 02/07/33	2,335	2,752
Pluspetrol
8.125%, 05/18/31(A)	4,200	4,347
Prairie Acquiror
9.000%, 08/01/29(A)	1,075	1,117

CITY NATIONAL ROCHDALE FUNDS | PAGE 34

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
PRIO Luxembourg Holding Sarl
6.750%, 10/15/30(A)	$2,140	$2,097
Raizen Fuels Finance
6.450%, 03/05/34	2,230	1,232
Raizen Fuels Finance
6.950%, 03/05/54	2,800	1,516
Rockies Express Pipeline
4.950%, 07/15/29(A)	622	614
Rockies Express Pipeline
7.500%, 07/15/38(A)	1,431	1,505
Seadrill Finance
8.375%, 08/01/30(A)	1,095	1,145
Tallgrass Energy Partners
7.375%, 02/15/29(A)	670	687
Targa Resources
5.400%, 07/30/36	2,500	2,490
Transocean Aquila
8.000%, 09/30/28(A)	683	699
Transocean International
8.750%, 02/15/30(A)	441	458
Transocean International
7.500%, 04/15/31	1,342	1,355
Transocean International
8.500%, 05/15/31(A)	480	498
Transocean International
7.875%, 10/15/32(A)	575	600
Transocean International
6.800%, 03/15/38	1,465	1,359

Description	Face Amount (000)(1)	Value (000)
Trident Energy Finance
12.500%, 11/30/29	$1,950	$2,051
Vaca Muerta Oil Sur Financing
9.335%, 07/08/30	1,481	1,501
Valaris
8.375%, 04/30/30(A)	1,645	1,708
Venture Global Calcasieu Pass
6.250%, 01/15/30(A)	235	241
Venture Global LNG
9.500%, 02/01/29(A)	2,153	2,320
Venture Global LNG
9.000%, H15T5Y + 5.440%, 03/30/75(A) (B)	585	571
Venture Global Plaquemines LNG
6.125%, 12/15/30(A)	1,190	1,218
Vista Energy Argentina SAU
8.500%, 06/10/33(A)	1,280	1,365
Vista Energy Argentina SAU
7.625%, 12/10/35(A)	1,780	1,843
Vista Energy Argentina SAU
7.875%, 04/08/38(A)	2,000	2,066
YPF
6.950%, 07/21/27	4,610	4,649
YPF
9.500%, 01/17/31	7,340	7,788
Total Petroleum & Fuel Products		112,840
Pharmaceuticals [0.4%]
1261229 BC
10.000%, 04/15/32(A)	1,345	1,362

CITY NATIONAL ROCHDALE FUNDS | PAGE 35

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Amneal Pharmaceuticals
6.875%, 08/01/32(A)	$350	$363
Emergent BioSolutions
3.875%, 08/15/28(A)	1,145	1,063
Opal Bidco SAS
6.500%, 03/31/32(A)	710	724
Organon
4.125%, 04/30/28(A)	605	598
Organon
6.750%, 05/15/34(A)	350	369
Organon
7.875%, 05/15/34(A)	1,250	1,338
Total Pharmaceuticals		5,817
Property/Casualty Ins [0.5%]
Asurion
8.375%, 02/01/34(A)	935	865
Hiscox
7.000%, SOFR + 3.027%, 06/11/36(B)	3,088	3,277
Zurich Finance Ireland II DAC, MTN
5.875%, H15T5Y + 2.522%, 10/23/56(B)	5,000	5,013
Total Property/Casualty Ins		9,155
Real Estate Investment Trusts [0.4%]
Arbor Realty SR
8.500%, 12/15/28(A)	1,196	1,180
Blackstone Mortgage Trust
7.750%, 12/01/29(A)	590	612

Description	Face Amount (000)(1)	Value (000)
Blackstone Mortgage Trust
6.250%, 06/01/31(A)	$245	$237
Brandywine Operating Partnership
6.125%, 01/15/31	1,470	1,405
Starwood Property Trust
5.250%, 10/15/28(A)	670	667
Starwood Property Trust
6.125%, 06/01/31(A)	531	534
Total Real Estate Investment Trusts		4,635
Real Estate Oper/Develop [0.4%]
GLP China Holdings, MTN
7.750%, 04/30/29	3,265	2,783
Pakuwon Jati
4.875%, 04/29/28	2,600	2,542
Total Real Estate Oper/Develop		5,325
Resorts/Theme Parks [0.1%]
Six Flags Entertainment
8.625%, 01/15/32(A)	1,160	1,195
Restaurants [0.1%]
1011778 BC ULC
6.125%, 06/15/29(A)	225	228
1011778 BC ULC
5.625%, 09/15/29(A)	175	176
1011778 BC ULC
4.000%, 10/15/30(A)	1,525	1,440

CITY NATIONAL ROCHDALE FUNDS | PAGE 36

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
KFC Holding
4.750%, 06/01/27(A)	$525	$524
Total Restaurants		2,368
Retail [0.7%]
Asbury Automotive Group
4.750%, 03/01/30	230	224
Bath & Body Works
6.750%, 07/01/36	1,540	1,543
Ferrellgas
9.250%, 01/15/31(A)	595	627
Fertitta Entertainment
6.750%, 01/15/30(A)	750	736
FirstCash
5.625%, 01/01/30(A)	1,214	1,207
FirstCash
6.875%, 03/01/32(A)	2,490	2,559
FirstCash
6.125%, 05/01/34(A)	215	214
Future Retail
5.600%, 01/22/25(C)	16,200	—
Gee Automotive Holdings
7.250%, 03/01/31(A)	1,380	1,399
Lithia Motors
4.375%, 01/15/31(A)	1,205	1,143
Total Retail		9,652
Retailers [0.4%]
Academy
5.875%, 05/15/31(A)	300	300
Asbury Automotive Group
4.625%, 11/15/29(A)	400	389

Description	Face Amount (000)(1)	Value (000)
Asbury Automotive Group
5.000%, 02/15/32(A)	$1,900	$1,814
Gap
3.625%, 10/01/29(A)	225	212
Group 1 Automotive
6.375%, 01/15/30(A)	980	993
Lithia Motors
5.500%, 10/01/30(A)	425	420
Sally Holdings
6.750%, 04/01/32	375	383
William Carter
7.375%, 02/15/31(A)	900	930
Total Retailers		5,441
Security Brokers & Dealers [2.3%]
Banco Santander
7.250%, H15T5Y + 2.837%, 09/03/74(B)	8,000	8,132
BNP Paribas
7.200%, H15T5Y + 2.942%, 10/17/74(B)	8,000	8,050
HSBC Holdings
5.874%, SOFR + 1.900%, 11/18/35(B)	8,000	8,189
HSBC Holdings
6.750%, H15T5Y + 2.914%, 09/24/74(B)	4,000	4,034
Societe Generale
7.125%, H15T5Y + 2.946%, 07/15/74(B)	8,000	7,948
Total Security Brokers & Dealers		36,353
Semi-Conductors [0.0%]
Tunghsu Venus Holdings
7.000%, 06/12/20(C)	4,275	64

CITY NATIONAL ROCHDALE FUNDS | PAGE 37

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Steel & Steel Works [0.0%]
Cleveland-Cliffs
6.250%, 10/01/40	$600	$475
Supermarkets [0.1%]
Albertsons
6.500%, 02/15/28(A)	200	201
Albertsons
6.250%, 03/15/33(A)	250	248
Albertsons
5.750%, 03/31/34(A)	1,150	1,095
Total Supermarkets		1,544
Technology [2.0%]
Ahead DB Holdings
6.625%, 05/01/28(A)	224	224
Amentum Holdings
7.250%, 08/01/32(A)	3,115	3,208
APLD ComputeCo
9.250%, 12/15/30(A)	850	917
APLD ComputeCo 2
6.750%, 03/15/31(A)	400	401
Black Pearl Compute
6.125%, 02/15/31(A)	200	203
CACI International
6.375%, 06/15/33(A)	475	482
Cipher Compute
7.125%, 11/15/30(A)	475	494
Cloud Software Group
6.500%, 03/31/29(A)	2,305	2,239
Coherent
5.000%, 12/15/29(A)	650	640
Core Scientific Finance I
7.750%, 05/15/31(A)	475	482

Description	Face Amount (000)(1)	Value (000)
CoreWeave
9.250%, 06/01/30(A)	$725	$730
CoreWeave
9.000%, 02/01/31(A)	250	247
CoreWeave
9.750%, 10/01/31(A)	300	300
Cosmos
8.875%, 05/01/31(A)	675	694
Edged Compute
7.500%, 04/30/31(A)	450	439
Elastic
4.125%, 07/15/29(A)	575	549
Entegris
5.950%, 06/15/30(A)	1,175	1,187
Fair Isaac
4.000%, 06/15/28(A)	250	245
Fair Isaac
6.000%, 05/15/33(A)	1,398	1,377
Fair Isaac
6.250%, 09/15/34(A)	200	197
Gen Digital
6.250%, 04/01/33(A)	575	567
Go Daddy Operating
5.250%, 12/01/27(A)	525	525
Insight Enterprises
6.625%, 05/15/32(A)	650	661
Iron Mountain
7.000%, 02/15/29(A)	1,000	1,019
Iron Mountain
6.250%, 01/15/33(A)	200	202
Kioxia Holdings
6.625%, 07/24/33(A)	700	733
NCR Voyix
5.125%, 04/15/29(A)	400	390

CITY NATIONAL ROCHDALE FUNDS | PAGE 38

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
OAK-Eagle Acquireco
7.250%, 07/01/33(A)	$1,145	$1,196
Open Text
3.875%, 02/15/28(A)	925	901
Open Text Holdings
4.125%, 02/15/30(A)	225	206
4.125%, 12/01/31(A)	125	110
PR RNO Property Owner 1
6.500%, 05/01/31(A)	700	699
Science Applications International
5.875%, 11/01/33(A)	325	320
Seagate Data Storage Technology Pte
5.875%, 07/15/30	125	127
Seagate Data Storage Technology Pte
9.625%, 12/01/32(A)	750	827
Sensata Technologies BV
4.000%, 04/15/29(A)	171	166
Sensata Technologies BV
5.875%, 09/01/30(A)	275	276
Shift4 Payments
6.750%, 08/15/32(A)	2,672	2,679
SS&C Technologies
5.500%, 09/30/27(A)	1,000	1,000
SS&C Technologies
6.500%, 06/01/32(A)	175	176
Stingray Compute
6.000%, 06/15/31(A)	75	75

Description	Face Amount (000)(1)	Value (000)
SV RNO Property Owner 1
5.875%, 03/01/31(A)	$550	$542
WULF Compute
7.750%, 10/15/30(A)	600	630
Zebra Technologies
6.500%, 06/01/32(A)	200	202
Total Technology		29,484
Telephones & Telecommunications [2.7%]
Africell Holding
10.500%, 10/23/29(A)	2,440	2,505
Axian Telecom Holding & Management
7.250%, 07/11/30(A)	5,880	5,940
C&W Senior Finance
9.000%, 01/15/33	5,050	5,100
Connect Finco SARL
9.000%, 09/15/29(A)	1,110	1,168
Iliad Holding SAS
8.500%, 04/15/31(A)	1,225	1,298
Level 3 Financing
7.000%, 03/31/34(A)	1,475	1,521
Liquid Telecommunications Financing
10.750%, 04/14/31(A)	1,690	1,747
Sable International Finance
7.125%, 10/15/32(A)	700	696
Telecom Argentina
9.250%, 05/28/33(A)	2,140	2,282
Telecom Argentina
8.500%, 01/20/36(A)	2,370	2,481

CITY NATIONAL ROCHDALE FUNDS | PAGE 39

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Telecommunications co Telekom Srbija AD Belgrade
7.250%, 05/18/31(A)		$3,770	$3,760
Turkcell Iletisim Hizmetleri
7.450%, 01/24/30(A)		5,000	5,130
Veon Midco BV
9.000%, 07/15/29		3,550	3,718
9.000%, 07/15/29(A)		1,620	1,697
Veon Midco BV
6.950%, 06/01/31(A)		1,070	1,069
Total Telephones & Telecommunications			40,112
Textile-Products [0.0%]
Golden Legacy Pte. Ltd.
6.875%, 03/27/24(C) (D)		15,640	274
Prime Bloom Holdings
6.950%, 07/05/22		16,500	66
Total Textile-Products			340
Transportation Services [0.5%]
A&K Travel Group Holdings
7.500%, 05/15/33(A)		1,200	1,212
Danaos
6.875%, 10/15/32(A)		710	734
Mersin Uluslararasi Liman Isletmeciligi
8.250%, 11/15/28(A)		2,811	2,887
Stena International
7.250%, 01/15/31(A)		550	562

Description		Face Amount (000)(1)	Value (000)
Viking Cruises
9.125%, 07/15/31(A)		$3,308	$3,466
Total Transportation Services			8,861
Transport-Equip and Leasng [0.1%]
FTAI Aviation Investors
7.875%, 12/01/30(A)		1,100	1,149
Utility - Electric [0.3%]
NRG Energy
6.000%, 02/01/33(A)		550	553
6.000%, 01/15/36(A)		525	523
NRG Energy
5.875%, 05/15/34(A)		550	547
NRG Energy
6.250%, 11/01/34(A)		2,190	2,218
Vistra Operations
7.750%, 10/15/31(A)		1,820	1,904
VoltaGrid
7.375%, 11/01/30(A)		475	493
Total Utility - Electric			6,238
Total Corporate Bonds
Cost ($836,143)			755,228
Collateralized Loan Obligations [19.0%]
Non-Agency Mortgage Backed Obligation [19.0%]
Adagio IX EUR CLO DAC, Ser 2021-A, Cl E
8.421%, EUR003M + 6.020%, 09/15/34(A) (B)	EUR	2,000	2,150

CITY NATIONAL ROCHDALE FUNDS | PAGE 40

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Adagio IX EUR CLO DAC, Ser 2021-X, Cl E
8.421%, EUR003M + 6.020%, 09/15/34(B)	EUR	$1,000	$1,075
Aimco CLO 14, Ser 2025-14X, Cl E2R
10.175%, TSFR3M + 6.500%, 10/20/38(B)		250	251
Anchorage Capital CLO 21, Ser 2025-21A, Cl ER
9.925%, TSFR3M + 6.250%, 10/20/34(A) (B)		3,000	2,789
Anchorage Capital Europe CLO 2 DAC, Ser 2025-2X, Cl ERR
8.204%, EUR003M + 6.000%, 03/30/38(B)	EUR	1,750	1,957
Anchorage Capital Europe CLO 3 DAC, Ser 2024-3A, Cl FR
10.694%, EUR003M + 8.490%, 10/15/38(A) (B)	EUR	2,000	2,205
Anchorage Capital Europe CLO 8 DAC, Ser 2024-8A, Cl ER
8.165%, EUR003M + 6.000%, 10/25/38(A) (B)	EUR	1,000	1,140

Description		Face Amount (000)(1)	Value (000)
Apidos CLO XXXII, Ser 2024-32A, Cl ER
9.175%, TSFR3M + 5.500%, 01/20/33(A) (B)		$750	$754
Aqueduct European CLO DAC, Ser 2024-7X, Cl FR
10.811%, EUR003M + 8.410%, 08/15/37(B)	EUR	2,000	2,111
Arbour CLO III DAC, Ser 2021-3X, Cl ERR
8.094%, EUR003M + 5.890%, 07/15/34(B)	EUR	1,250	1,423
Arbour CLO IX DAC, Ser 2021-9X, Cl E
7.994%, EUR003M + 5.790%, 04/15/34(B)	EUR	1,300	1,461
Arbour CLO IX DAC, Ser 2021-9X, Cl F
10.494%, EUR003M + 8.290%, 04/15/34(B)	EUR	1,000	1,091
Arbour CLO VII DAC, Ser 2024-7A, Cl FR
10.661%, EUR003M + 8.260%, 12/15/38(A) (B)	EUR	1,000	1,079
ARBOUR CLO VIII DAC, Ser 2021-8X, Cl FR
10.854%, EUR003M + 8.650%, 10/15/34(B)	EUR	3,500	3,743

CITY NATIONAL ROCHDALE FUNDS | PAGE 41

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Ares LXII CLO, Ser 2025-62A, Cl ER
9.667%, TSFR3M + 6.000%, 01/25/34(A) (B)		$4,000	$3,753
ARES XLIV CLO, Ser 2025-44A, Cl DRR
9.923%, TSFR3M + 6.250%, 04/15/34(A) (B)		3,500	3,356
Armada Euro CLO III DAC, Ser 2024-3A, Cl ARR
3.554%, EUR003M + 1.350%, 10/15/37(A) (B)	EUR	14,000	16,006
Atlas Senior Loan Fund XX, Ser 2024-20A, Cl ER
11.775%, TSFR3M + 8.100%, 10/19/37(A) (B)		1,000	975
Avoca CLO XIV DAC, Ser 2025-14X, Cl FRR
10.424%, EUR003M + 8.220%, 07/15/39(B)	EUR	1,000	1,132
Avondale Park CLO DAC, Ser 2021-1X, Cl FR
11.067%, EUR003M + 8.650%, 09/20/34(B)	EUR	1,000	1,095

Description		Face Amount (000)(1)	Value (000)
Bain Capital Credit CLO, Ser 2025-2A, Cl ER3
9.580%, TSFR3M + 5.900%, 10/17/32(A) (B)		$1,580	$1,494
Bain Capital Credit CLO, Ser 2025-4A, Cl ERR
10.666%, TSFR3M + 7.000%, 04/23/35(A) (B)		1,140	1,004
Bain Capital Euro CLO DAC, Ser 2021-2X, Cl E
8.460%, EUR003M + 6.220%, 07/17/34(B)	EUR	1,000	1,116
Balboa Bay Loan Funding CLO, Ser 2021-2A, Cl E
10.537%, TSFR3M + 6.862%, 01/20/35(A) (B)		1,500	1,422
Black Diamond CLO DAC, Ser 2019-1X, Cl F
10.743%, EUR003M + 8.460%, 05/15/32(B)	EUR	1,000	1,119
Blackrock European CLO III DAC, Ser 2021-3X, Cl ER
8.368%, EUR003M + 6.130%, 07/19/35(B)	EUR	3,750	4,284

CITY NATIONAL ROCHDALE FUNDS | PAGE 42

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Blackrock European CLO VIII DAC, Ser 2022-8X, Cl ER
8.498%, EUR003M + 6.260%, 01/20/36(B)	EUR	$1,350	$1,462
BlueMountain CLO XXVI, Ser 2021-26A, Cl ER
11.067%, TSFR3M + 7.392%, 10/20/34(A) (B)		3,000	2,887
BNPP AM Euro CLO 2017 DAC, Ser 2017-1X, Cl E
6.904%, EUR003M + 4.700%, 10/15/31(B)	EUR	3,500	3,737
BNPP AM Euro CLO 2019 DAC, Ser 2019-1X, Cl E
7.824%, EUR003M + 5.630%, 07/22/32(B)	EUR	3,200	3,507
BNPP AM Euro CLO 2021 DAC, Ser 2021-1X, Cl E
8.201%, EUR003M + 5.800%, 12/15/33(B)	EUR	1,020	1,093
Bridgepoint CLO 2 DAC, Ser 2021-2X, Cl A
3.104%, EUR003M + 0.900%, 04/15/35(B)	EUR	3,000	3,428
Cairn CLO, Ser 2025-19A, Cl E
8.204%, EUR003M + 6.000%, 04/15/39(A) (B)	EUR	2,000	2,249

Description		Face Amount (000)(1)	Value (000)
Cairn CLO XII DAC, Ser 2021-12X, Cl AR
3.194%, EUR003M + 0.990%, 07/15/34(B)	EUR	$3,400	$3,881
Cairn CLO XIII DAC, Ser 2021-13X, Cl E
8.358%, EUR003M + 6.120%, 10/20/33(B)	EUR	1,000	1,112
Cairn CLO XIV DAC, Ser 2021-14X, Cl E
8.280%, EUR003M + 6.110%, 10/29/34(B)	EUR	1,000	1,132
Canyon Capital CLO, Ser 2021-2A, Cl E
10.635%, TSFR3M + 6.962%, 04/15/34(A) (B)		1,000	868
Canyon Capital CLO, Ser 2022-1A, Cl E
10.080%, TSFR3M + 6.400%, 04/15/35(A) (B)		1,150	1,046
Canyon CLO, Ser 2025-2A, Cl ER2
9.423%, TSFR3M + 5.750%, 10/15/34(A) (B)		1,000	891
Canyon CLO, Ser 2025-4A, Cl ER
9.673%, TSFR3M + 6.000%, 10/15/34(A) (B)		3,000	2,748

CITY NATIONAL ROCHDALE FUNDS | PAGE 43

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Carlyle Euro CLO DAC, Ser 2019-1X, Cl D
8.521%, EUR003M + 6.120%, 03/15/32(B)	EUR	$1,000	$1,146
Carlyle Euro CLO DAC, Ser 2021-1X, Cl DR
8.674%, EUR003M + 6.470%, 07/15/34(B)	EUR	1,650	1,880
Carlyle Euro CLO DAC, Ser 2021-2X, Cl D
8.264%, EUR003M + 6.060%, 01/15/34(B)	EUR	1,033	1,154
Carlyle Euro CLO DAC, Ser 2022-3X, Cl C
5.783%, EUR003M + 3.500%, 02/15/35(B)	EUR	1,350	1,536
Carlyle Euro CLO DAC, Ser 2022-3X, Cl D
8.743%, EUR003M + 6.460%, 02/15/35(B)	EUR	2,700	3,046
Carlyle Global Market Strategies Euro CLO DAC, Ser 2022-2X, Cl DRR
8.898%, EUR003M + 6.650%, 11/10/35(B)	EUR	1,450	1,617
Carlyle US CLO, Ser 2022-1A, Cl E
11.023%, TSFR3M + 7.350%, 04/15/35(A) (B)		1,000	972

Description		Face Amount (000)(1)	Value (000)
Clonmore Park CLO DAC, Ser 2024-1X, Cl AR
3.701%, EUR003M + 1.500%, 08/21/35(B)	EUR	$2,000	$2,289
Clonmore Park CLO DAC, Ser 2024-1X, Cl FR
10.381%, EUR003M + 8.180%, 08/21/35(B)	EUR	2,240	2,458
Contego CLO VII DAC, Ser 2025-7A, Cl ER
8.128%, EUR003M + 5.960%, 01/23/38(A) (B)	EUR	1,300	1,403
CQS US CLO, Ser 2021-1A, Cl DJ
8.917%, TSFR3M + 5.242%, 01/20/35(A) (B)		300	293
Crown Point CLO 10, Ser 2021-10A, Cl E
10.787%, TSFR3M + 7.112%, 07/20/34(A) (B)		3,500	3,318
CVC Cordatus Loan Fund IV DAC, Ser 2021-4X, Cl FRRR
10.241%, EUR003M + 8.060%, 02/22/34(B)	EUR	615	699

CITY NATIONAL ROCHDALE FUNDS | PAGE 44

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
CVC Cordatus Loan Fund X DAC, Ser 2025-10X, Cl FR
10.425%, EUR003M + 8.260%, 01/26/38(B)	EUR	$1,000	$1,109
CVC Cordatus Loan Fund XX DAC, Ser 2021-20X, Cl E
8.027%, EUR003M + 5.610%, 06/22/34(B)	EUR	1,000	1,146
CVC Cordatus Loan Fund XXI DAC, Ser 2021-21X, Cl F
11.117%, EUR003M + 8.700%, 09/22/34(B)	EUR	1,300	1,410
CVC Cordatus Loan Fund XXII DAC, Ser 2021-22X, Cl F
11.181%, EUR003M + 8.780%, 12/15/34(B)	EUR	1,700	1,898
CVC Cordatus Loan Fund XXIII DAC, Ser 2026-23X, Cl FR
10.536%, EUR003M + 8.450%, 04/25/36(B)	EUR	1,000	1,121
Diameter Capital CLO 2, Ser 2024-2A, Cl DR
9.823%, TSFR3M + 6.150%, 10/15/37(A) (B)		2,200	2,204

Description		Face Amount (000)(1)	Value (000)
DRYDEN 35 EURO CLO BV, Ser 2020-35X, Cl ER
8.570%, EUR003M + 6.330%, 01/17/33(B)	EUR	$4,200	$4,662
Dryden 91 Euro CLO 2021 DAC, Ser 2024-91X, Cl AR
3.558%, EUR003M + 1.320%, 01/18/38(B)	EUR	6,000	6,866
Dunedin Park CLO DAC, Ser 2021-1X, Cl FR
11.149%, EUR003M + 8.930%, 11/20/34(B)	EUR	3,500	3,851
Euro-Galaxy III CLO DAC, Ser 2021-3X, Cl FRRR
10.141%, EUR003M + 7.980%, 04/24/34(B)	EUR	500	450
Fidelity Grand Harbour CLO DAC, Ser 2024-1A, Cl ER
8.204%, EUR003M + 6.000%, 01/15/38(A) (B)	EUR	1,000	1,145
Fidelity Grand Harbour CLO DAC, Ser 2025-1A, Cl ARR
3.524%, EUR003M + 1.320%, 10/15/39(A) (B)	EUR	4,000	4,578

CITY NATIONAL ROCHDALE FUNDS | PAGE 45

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
HalseyPoint CLO 4, Ser 2021-4A, Cl E
10.647%, TSFR3M + 6.972%, 04/20/34(A) (B)		$4,000	$3,739
Harvest CLO XXII DAC, Ser 2019-22X, Cl E
8.314%, EUR003M + 6.110%, 01/15/32(B)	EUR	1,600	1,799
Harvest CLO XXIII DAC, Ser 2020-23X, Cl F
10.548%, EUR003M + 8.310%, 10/20/32(B)	EUR	2,290	2,541
Hayfin Emerald CLO III DAC, Ser 2021-3X, Cl ER
8.554%, EUR003M + 6.350%, 01/15/35(B)	EUR	1,500	1,715
Hayfin Emerald CLO III DAC, Ser 2021-3X, Cl FR
11.084%, EUR003M + 8.880%, 01/15/35(B)	EUR	1,600	1,697
Hayfin Emerald CLO IV DAC, Ser 2021-4X, Cl DR
5.654%, EUR003M + 3.450%, 10/15/34(B)	EUR	2,255	2,598
Hayfin Emerald CLO IX DAC, Ser 2025-9X, Cl F1R
10.576%, EUR003M + 8.500%, 01/15/39(B)	EUR	1,000	1,111

Description		Face Amount (000)(1)	Value (000)
Hayfin Emerald CLO VII DAC, Ser 2021-7X, Cl D
5.504%, EUR003M + 3.300%, 04/15/34(B)	EUR	$4,729	$5,389
Hayfin Emerald CLO VIII DAC, Ser 2021-8X, Cl D
5.740%, EUR003M + 3.500%, 01/17/35(B)	EUR	1,550	1,780
Hayfin Kingsland XI, Ser 2021-2A, Cl ER
11.657%, TSFR3M + 7.982%, 10/20/34(A) (B)		3,000	3,023
Hayfin US XV, Ser 2024-15A, Cl A1
5.310%, TSFR3M + 1.640%, 04/28/37(A) (B)		1,500	1,501
Henley CLO III DAC, Ser 2021-3X, Cl ER
8.455%, EUR003M + 6.290%, 12/25/35(B)	EUR	1,050	1,215
ICG Euro CLO DAC, Ser 2021-1X, Cl E
8.664%, EUR003M + 6.460%, 10/15/34(B)	EUR	2,000	2,154
ICG Euro CLO DAC, Ser 2021-1X, Cl F
11.024%, EUR003M + 8.820%, 10/15/34(B)	EUR	1,000	821

CITY NATIONAL ROCHDALE FUNDS | PAGE 46

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
ICG Euro CLO DAC, Ser 2024-1A, Cl ER
8.513%, EUR003M + 6.230%, 02/15/38(A) (B)	EUR	$2,000	$2,053
Jamestown CLO XV, Ser 2024-15A, Cl ER
10.733%, TSFR3M + 7.060%, 07/15/35(A) (B)		1,310	1,250
Jamestown CLO XVII, Ser 2021-17A, Cl E
11.018%, TSFR3M + 7.352%, 01/25/35(A) (B)		4,000	3,691
Logiclane I CLO DAC, Ser 2022-1X, Cl A
3.174%, EUR003M + 0.970%, 03/15/35(B)	EUR	5,000	5,694
Madison Park Euro Funding XII DAC, Ser 2018-12X, Cl EN
7.404%, EUR003M + 5.200%, 10/15/31(B)	EUR	151	173
Madison Park Euro Funding XIV DAC, Ser 2021-14X, Cl FR
11.024%, EUR003M + 8.820%, 07/15/32(B)	EUR	1,770	1,854

Description		Face Amount (000)(1)	Value (000)
Madison Park Euro Funding XVI DAC, Ser 2021-16X, Cl E
8.224%, EUR003M + 6.020%, 05/25/34(B)	EUR	$1,000	$1,147
Madison Park Euro Funding XVI DAC, Ser 2021-16X, Cl F
10.594%, EUR003M + 8.390%, 05/25/34(B)	EUR	2,100	2,357
Madison Park Funding LVIII, Ser 2024-58A, Cl E
10.317%, TSFR3M + 6.650%, 04/25/37(A) (B)		2,500	2,368
Madison Park Funding XXVIII, Ser 2024-28A, Cl ER
10.023%, TSFR3M + 6.350%, 01/15/38(A) (B)		2,000	1,800
Magnetite XXII, Ser 2024-22A, Cl F
11.283%, TSFR3M + 7.610%, 07/15/36(A) (B)		2,000	1,813
Milford Park CLO, Ser 2025-1A, Cl FR
10.925%, TSFR3M + 7.250%, 01/20/38(A) (B)		1,000	862

CITY NATIONAL ROCHDALE FUNDS | PAGE 47

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Mountain View CLO XV, Ser 2026-2A, Cl A1R2
4.918%, TSFR3M + 1.290%, 07/15/37(A) (B)		$2,000	$2,000
New Mountain CLO 5, Ser 2025-5A, Cl ER
9.525%, TSFR3M + 5.850%, 07/20/36(A) (B)		3,000	2,944
NGC Euro CLO 5 DAC, Ser 2025-5X, Cl F
10.524%, EUR003M + 8.320%, 01/15/39(B)	EUR	1,000	1,087
Northwoods Capital 25, Ser 2021-25A, Cl E
11.077%, TSFR3M + 7.402%, 07/20/34(A) (B)		4,950	4,634
OAK Hill European Credit Partners V DAC, Ser 2021-5X, Cl DR
5.804%, EUR003M + 3.600%, 01/21/35(B)	EUR	1,350	1,556
OAK Hill European Credit Partners V DAC, Ser 2021-5X, Cl ER
8.574%, EUR003M + 6.370%, 01/21/35(B)	EUR	1,000	1,143

Description		Face Amount (000)(1)	Value (000)
Obra CLO 1, Ser 2024-1A, Cl E
10.425%, TSFR3M + 6.750%, 01/20/38(A) (B)		$1,250	$1,266
Ocean Trails CLO X, Ser 2021-10A, Cl ER
11.505%, TSFR3M + 7.832%, 10/15/34(A) (B)		1,250	1,185
OCP Euro CLO DAC, Ser 2025-4X, Cl FRR
10.858%, EUR003M + 8.620%, 10/20/39(B)	EUR	1,930	2,121
OCP Euro CLO DAC, Ser 2025-6X, Cl FRR
10.858%, EUR003M + 8.620%, 07/20/36(B)	EUR	1,000	1,051
Park Avenue Institutional Advisers CLO, Ser 2022-1A, Cl D
10.965%, TSFR3M + 7.290%, 04/20/35(A) (B)		4,000	4,044
Park Blue CLO, Ser 2024-1A, Cl A1R
5.095%, TSFR3M + 1.420%, 10/20/37(A) (B)		7,460	7,473

CITY NATIONAL ROCHDALE FUNDS | PAGE 48

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Pikes Peak CLO 4, Ser 2021-4A, Cl ER
10.545%, TSFR3M + 6.872%, 07/15/34(A) (B)		$1,500	$1,423
Pikes Peak CLO 5, Ser 2024-5A, Cl ER
10.575%, TSFR3M + 6.900%, 10/20/37(A) (B)		1,000	994
Pikes Peak CLO 6, Ser 2025-6A, Cl FRR
11.049%, TSFR3M + 7.400%, 05/18/34(A) (B)		1,000	891
Polus Eu CLO XXI DAC, Ser 2026-21X, Cl A
3.805%, EUR003M + 1.300%, 04/25/39(B)	EUR	4,550	5,213
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl D
5.611%, EUR003M + 3.450%, 01/24/35(B)	EUR	1,350	1,553
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl E
8.381%, EUR003M + 6.220%, 01/24/35(B)	EUR	2,500	2,848
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl F
11.061%, EUR003M + 8.900%, 01/24/35(B)	EUR	1,000	1,100

Description		Face Amount (000)(1)	Value (000)
Sculptor CLO XXVIII, Ser 2025-28A, Cl ER
9.975%, TSFR3M + 6.300%, 01/20/35(A) (B)		$2,000	$1,888
Sculptor European CLO II DAC, Ser 2021-2X, Cl DR
5.804%, EUR003M + 3.600%, 04/15/34(B)	EUR	1,000	1,141
Sculptor European CLO II DAC, Ser 2021-2X, Cl ER
8.094%, EUR003M + 5.890%, 04/15/34(B)	EUR	1,100	1,258
Sculptor European CLO II DAC, Ser 2021-2X, Cl FR
10.484%, EUR003M + 8.280%, 04/15/34(B)	EUR	2,300	2,577
Sculptor European CLO VI DAC, Ser 2021-6X, Cl DR
5.604%, EUR003M + 3.400%, 10/15/34(B)	EUR	1,350	1,546
Signal Peak CLO 5, Ser 2026-5A, Cl A1R2
4.861%, TSFR3M + 1.230%, 04/25/37(A) (B)		5,000	5,006

CITY NATIONAL ROCHDALE FUNDS | PAGE 49

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
St. Paul's CLO VIII DAC, Ser 2017-8X, Cl E
6.840%, EUR003M + 4.600%, 07/17/30(B)	EUR	$2,800	$3,190
St. Paul's CLO X DAC, Ser 2021-10X, Cl DR
5.944%, EUR003M + 3.750%, 04/22/35(B)	EUR	250	284
St. Paul's CLO X DAC, Ser 2021-10X, Cl ER
8.554%, EUR003M + 6.360%, 04/22/35(B)	EUR	2,360	2,429
St. Paul's CLO XII DAC, Ser 2020-12X, Cl E
7.524%, EUR003M + 5.320%, 04/15/33(B)	EUR	1,710	1,831
Sycamore Tree CLO, Ser 2026-3A, Cl A1R2
4.885%, TSFR3M + 1.260%, 04/20/37(A) (B)		5,000	5,006
Tallman Park CLO, Ser 2025-1A, Cl ER
9.675%, TSFR3M + 6.000%, 07/20/38(A) (B)		2,000	1,846
Tikehau CLO II BV, Ser 2021-2X, Cl ER
8.631%, EUR003M + 6.320%, 09/07/35(B)	EUR	1,000	1,132

Description		Face Amount (000)(1)	Value (000)
Tikehau CLO IV DAC, Ser 2025-4X, Cl FR
10.544%, EUR003M + 8.340%, 10/15/39(B)	EUR	$1,000	$1,068
Tikehau CLO VI DAC, Ser 2021-6X, Cl E
8.524%, EUR003M + 6.320%, 01/15/35(B)	EUR	1,100	1,245
Trestles CLO, Ser 2024-1A, Cl FRR
11.417%, TSFR3M + 7.750%, 07/25/37(A) (B)		1,400	1,364
Trimaran Cavu, Ser 2021-2A, Cl E
11.128%, TSFR3M + 7.462%, 10/25/34(A) (B)		4,520	4,415
Trimaran Cavu, Ser 2021-3A, Cl E
11.307%, TSFR3M + 7.632%, 01/18/35(A) (B)		2,000	1,937
Trimaran Cavu, Ser 2024-1A, Cl ER
10.584%, TSFR3M + 6.920%, 10/22/37(A) (B)		3,000	3,008
9.675%, TSFR3M + 6.000%, 01/20/37(A) (B)		3,060	2,955
Total Collateralized Loan Obligations
Cost ($286,430)			288,074

CITY NATIONAL ROCHDALE FUNDS | PAGE 50

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Non-Listed Business Development Companies [5.9%]
Financials [5.9%]
Golub Capital BDC 4 (I)	5,000,000	$74,050
TCW Direct Lending LLC (I)	17,801,964	15,998
Total Financials		90,048
Total Non-Listed Business Development Companies
(Cost $92,458)		90,048
Loan Participations [3.9%]
Banking [0.1%]
Nexus Buyer LLC, Initial Term Loan, 1st Lien
7.144%, CME Term SOFR + 3.500%, 07/31/31(B)	960	923
Beverage, Food and Tobacco [0.1%]
PFI Lower Midco, LLC, Initial Term Loan, 1st Lien
7.644%, CME Term SOFR + 4.000%, 12/01/32	318	320
Treehouse Foods, Inc., Initial Term Loan, 1st Lien
7.894%, CME Term SOFR + 4.250%, 02/11/33	655	656
Total Beverage, Food and Tobacco		976
Broadcasting and Entertainment [0.1%]
Univision Communications Inc., 2024 Replacement Converted First-Lien Term Loan
7.258%, 06/04/29(B)	738	732

Description	Face Amount (000)(1)	Value (000)
Virgin Media Bristol LLC, Facility Q, 1st Lien
6.990%, CME Term SOFR + 3.250%, 01/31/29(B)	$825	$789
Virgin Media Bristol LLC, Facility Y, 1st Lien
6.967%, CME Term SOFR + 3.175%, 03/31/31(B)	200	177
Total Broadcasting and Entertainment		1,698
Cargo Transport [0.1%]
GN Loanco, LLC, Term B Loan, 1st Lien
8.163%, CME Term SOFR + 4.500%, 12/19/30(B)	478	450
Verde Purchaser, LLC, Initial Term Loan, 1st Lien
7.732%, CME Term SOFR + 4.000%, 11/30/30(B)	400	378
Total Cargo Transport		828
Chemicals, Plastics and Rubber [0.4%]
ARC Falcon I Inc., Initial Term B Loan, 1st Lien
8.120%, CME Term SOFR + 4.500%, 04/01/33	1,280	1,170
ARC Falcon I Inc., Initial Term Loan, 2nd Lien
10.744%, CME Term SOFR + 7.000%, 09/30/29(B)	965	865
Bakelite US Holdco, Inc., Initial Loan, 1st Lien
7.482%, CME Term SOFR + 3.750%, 12/23/31(B)	1,189	1,186

CITY NATIONAL ROCHDALE FUNDS | PAGE 51

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Ineos Quattro Holdings UK Limited, 2029 Tranche B Dollar Term Loan, 1st Lien
7.994%, CME Term SOFR + 4.250%, 04/02/29(B)	$508	$447
Ineos Quattro Holdings UK Limited, 2031 Tranche B Dollar Term Loan, 1st Lien
7.894%, CME Term SOFR + 4.250%, 10/07/31(B)	348	291
Ineos US Finance LLC, 2030 Dollar Term Loan, 1st Lien
6.894%, CME Term SOFR + 3.250%, 02/19/30(B)	633	582
Ineos US Finance LLC, 2031 Dollar Term Loan, 1st Lien
6.644%, CME Term SOFR + 3.000%, 02/07/31(B)	1,766	1,561
Natgasoline LLC, 2025 Term Loan, 1st Lien
9.144%, CME Term SOFR + 5.500%, 03/29/30(B)	538	536
Total Chemicals, Plastics and Rubber		6,638
Consumer Discretionary [0.0%]
American Greetings 4/24 TLB, 1st Lien
9.394%, 05/01/29	365	364
Consumer Staples [0.0%]
Milk Specialties/Actus Nutr 01/26 Cov-Lite TLB, 1st Lien
7.669%, 07/01/32	364	366

Description	Face Amount (000)(1)	Value (000)
Diversified Natural Resources, Precious Metals and Minerals [0.1%]
Ahlstrom Holding 3 Oy, Additional Facility B1 (USD), 1st Lien
8.244%, CME Term SOFR + 4.250%, 05/23/30(B)	$15	$15
Ahlstrom Holding 3 Oy, Facility B (USD), 1st Lien
7.994%, CME Term SOFR + 4.000%, 02/04/28(B)	783	783
Glatfelter Corporation, Term Loan, 1st Lien
7.894%, CME Term SOFR + 4.250%, 11/04/31(B)	490	486
Mativ Holdings, Inc., New Term B Loan, 1st Lien
8.144%, CME Term SOFR + 4.500%, 04/04/33	615	615
Total Diversified Natural Resources, Precious Metals and Minerals		1,899
Diversified/Conglomerate Service [0.2%]
Albion Financing 3 S.a r.l. (Albion Financing LLC), 2025-A Refinancing U.S. Dollar Term Loan, 1st Lien
6.632%, CME Term SOFR + 3.000%, 05/21/31	473	473
Darktrace Finco US LLC, Initial Term Loan, 1st Lien
6.927%, CME Term SOFR + 3.250%, 10/09/31(B)	800	727

CITY NATIONAL ROCHDALE FUNDS | PAGE 52

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Ensono, Inc., Initial Term Loan, 1st Lien
7.758%, CME Term SOFR + 4.000%, 05/26/28(B)	$683	$669
Mermaid Bidco Inc., Facility B (USD), 1st Lien
6.908%, CME Term SOFR + 3.250%, 07/03/31(B)	1,062	1,027
Total Diversified/Conglomerate Service		2,896
Ecological [0.0%]
Consolidated Energy Finance S.A., 2024 Incremental Term Loan, 1st Lien
8.163%, CME Term SOFR + 4.500%, 11/15/30(B)	441	430
Pasadena Performance Products, LLC, 2025-1 Repricing Term Loan, 1st Lien
6.982%, CME Term SOFR + 3.250%, 02/27/32(B) (D)	1	1
Total Ecological		431
Electronics [0.5%]
Boxer Parent Company Inc., 2031 Replacement Dollar Term Loan, 1st Lien
6.416%, CME Term SOFR + 2.750%, 07/30/31(B)	766	688
Calabrio, Inc., First Out Term Loan, 1st Lien
7.666%, CME Term SOFR + 4.000%, 11/26/32	615	474

Description	Face Amount (000)(1)	Value (000)
Camelot U.S. Acquisition LLC, Amendment No. 6 Refinancing Term Loan, 1st Lien
6.394%, CME Term SOFR + 2.750%, 01/31/31(B)	$280	$257
Camelot U.S. Acquisition LLC, Amendment No. 7 Incremental Term Loan, 1st Lien
6.894%, CME Term SOFR + 3.250%, 01/31/31(B)	220	202
Cloud Software Group, Inc., Tenth Amendment Tranche B-1 Term Loan, 1st Lien
6.982%, CME Term SOFR + 3.250%, 08/13/32(B)	1,312	1,131
Clover Holdings 2, LLC, Initial Floating Rate Term Loan, 1st Lien
7.375%, CME Term SOFR + 3.750%, 12/09/31(B)	485	462
Dayforce Bidco, LLC, Initial Term Loan, 1st Lien
6.663%, CME Term SOFR + 3.000%, 02/04/33	345	314
Finastra USA, Inc., Initial USD Term Loan, 1st Lien
7.746%, CME Term SOFR + 4.000%, 09/15/32(B)	918	843
Inmar, Inc., Amendment No. 4 Refinancing Term Loan, 1st Lien
8.163%, CME Term SOFR + 4.500%, 10/30/31(B)	585	510

CITY NATIONAL ROCHDALE FUNDS | PAGE 53

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Perforce Software, Inc., 2024-1 Refinancing Term Loan, 1st Lien
8.394%, CME Term SOFR + 4.750%, 06/29/29(B)	$139	$76
Priority Holdings, LLC, 2025-1 Refinancing Term Loan, 1st Lien
7.394%, CME Term SOFR + 3.750%, 08/02/32(B)	1,132	1,111
Victra Holdings, LLC, Fifth Amendment Incremental Term Loan, 1st Lien
7.482%, CME Term SOFR + 3.750%, 03/29/29(B)	838	827
Total Electronics		6,895
Energy [0.0%]
First Reserve/Blue Racer 10/25 Cov-Lite TLB, 1st Lien
7.982%, 02/04/33	315	315
Finance (including structured products) [0.5%]
DMS Purchaser, LLC, Take-Back Loan, 1st Lien
11.232%, CME Term SOFR + 7.500%, 02/28/30(B)	302	302
DRW Holdings, LLC, 2024 Refinancing Term Loan, 1st Lien
7.144%, CME Term SOFR + 3.500%, 06/26/31(B)	1,253	1,199
EIG Management Company, LLC, Term Loan B, 1st Lien
8.644%, CME Term SOFR + 5.000%, 05/17/29(B)	672	665

Description	Face Amount (000)(1)	Value (000)
EMG Utica Midstream Holdings, LLC, Initial Term Loan, 1st Lien
7.232%, CME Term SOFR + 3.500%, 04/01/30(B)	$1	$1
Franklin Square Holdings, L.P., Term B Loan, 1st Lien
5.894%, CME Term SOFR + 2.250%, 04/25/31(B)	1,070	986
Galileo Parent, Inc., Initial Term Loan, 1st Lien
8.118%, CME Term SOFR + 4.500%, 03/03/33	930	932
LendingTree, Inc., Initial Term B Loan, 1st Lien
7.894%, CME Term SOFR + 4.250%, 08/21/30(B)	1,151	1,128
Modena Buyer LLC, Initial Term Loan, 1st Lien
7.913%, CME Term SOFR + 4.250%, 07/01/31(B)	581	536
Sword Purchaser, LLC, Initial Dollar Term Loan, 1st Lien
7.644%, CME Term SOFR + 4.000%, 04/09/33	895	872
Synechron, Inc., Initial Term Loan, 1st Lien
7.482%, CME Term SOFR + 3.750%, 10/03/31(B)	484	451
Tate & Lyle/Primary Products/Primient 12/24 TLB,
6.929%, 02/07/31(B)	467	466

CITY NATIONAL ROCHDALE FUNDS | PAGE 54

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
West Deptford 7/25 TL, 1st Lien
7.644%, 07/23/32		$548	$545
Total Finance (including structured products)			8,083
Financials [0.0%]
Interim Loan TL, 1st Lien
3.240%, 04/18/31		18	20
Government [0.0%]
Jpy Paris Club 01/10/28, 1st Lien
0.000%, 09/18/31(D) (F)	JPY	133,333	648
Healthcare, Education and Childcare [0.0%]
LifePoint Health, Inc. , 2024-2 Refinancing Term Loan, 1st Lien
7.177%, CME Term SOFR + 3.500%, 05/17/31(B)		1	1
Medical Solutions Holdings, Inc., Initial Term Loan, 1st Lien
7.263%, CME Term SOFR + 3.500%, 11/01/28(B)		885	85
Total Healthcare, Education and Childcare			86
Hotels, Motels, Inns and Gaming [0.2%]
Catawba Nation Gaming Authority, Initial Term B Loan, 1st Lien
8.413%, CME Term SOFR + 4.750%, 03/29/32(B)		715	714
Ontario Gaming Gta Limited Partnership, Term B Loan 1st Lien
7.982%, CME Term SOFR + 4.250%, 05/30/30(B)		564	536

Description		Face Amount (000)(1)	Value (000)
Oravel Stays Limited, Initial Term Loan, 1st Lien
11.732%, CME Term SOFR + 8.000%, 01/08/30(B)		$1,014	$1,045
TripAdvisor, Inc., Initial Term B Loan, 1st Lien
6.394%, CME Term SOFR + 2.750%, 07/08/31(B)		513	489
Total Hotels, Motels, Inns and Gaming			2,784
Household Durables [0.1%]
Stiga C Sa TL, 1st Lien
7.742%, 06/06/32(B)		1,316	1,498
Industrials [0.0%]
Jennmar Intermediate 12/25 Cov-Lite TLB, 1st Lien
8.732%, 11/15/32		498	492
Seqens UK Limited TL, 1st Lien
3.351%, 05/17/27		10	12
Total Industrials			504
Insurance [0.1%]
Acrisure, LLC, 2024 Repricing Term B-6 Loan, 1st Lien
6.644%, CME Term SOFR + 3.000%, 11/06/30(B)		480	433
Asurion, LLC, New B-4 Term Loan, 2nd Lien
9.175%, CME Term SOFR + 5.250%, 01/20/29(B)		347	343
CFC Bidco 2022 Limited, Initial Term Loan, 1st Lien
7.182%, CME Term SOFR + 3.500%, 07/01/32		768	720

CITY NATIONAL ROCHDALE FUNDS | PAGE 55

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
HIG Finance 2 Limited, 2025-2 Dollar Refinancing Term Loan, 1st Lien
6.394%, CME Term SOFR + 2.750%, 02/15/31		$497	$466
Total Insurance			1,962
Leisure, Amusement, Motion Pictures, Entertainment [0.2%]
Bingo Holdings I, LLC, Term B Loan
8.482%, CME Term SOFR + 0.000%, 05/23/30(B)		615	614
Bowlmor Amf/Bowlero/Lucky Strike 9/25 Cov-Lite TLB, 1st Lien
6.894%, 09/17/32(B)		544	472
Fitness International, LLC, Term B Loan, 1st Lien
8.144%, CME Term SOFR + 4.500%, 02/12/29(B)		128	127
Voyager Parent, LLC, 2026 Refinancing Term B Loan, 1st Lien
7.982%, CME Term SOFR + 4.250%, 07/01/32		957	957
Total Leisure, Amusement, Motion Pictures, Entertainment			2,170
Machinery (Non-Agriculture, Non-Construction and Non-Electronic) [0.1%]
Agco Grain & Protein 10/24 Cov-Lite TLB, 1st Lien
8.700%, CME Term SOFR + 5.000%, 10/01/31(B)		728	726

Description		Face Amount (000)(1)	Value (000)
Beach Acquisition Bidco, LLC, Tranche B-1 Term Loan, 1st Lien
6.394%, CME Term SOFR + 2.750%, 09/12/32(B)		$303	$305
Total Machinery (Non-Agriculture, Non-Construction and Non-Electronic)			1,031
Manufacturing [0.1%]
Weber-Stephen 9/25 TLB, 1st Lien
7.442%, 03/31/29		800	789
Media [0.0%]
Thryv/Dex Media 4/24, Tlb 1st Lien
10.394%, 07/01/31(B)		457	448
Mining, Steel, Iron and Nonprecious Metals [0.1%]
AMG Advanced Metallurgical Group N.V., Initial Term Loan, 1st Lien
7.258%, CME Term SOFR + 3.500%, 11/30/28(B)		781	780
New World Resources,
14.500%, 04/03/28(B)	EUR	1,011	—
Total Mining, Steel, Iron and Nonprecious Metals			780
Oil and Gas [0.0%]
Calcasieu Pass Funding, LLC, Initial Term Loan, 1st Lien
6.954%, CME Term SOFR + 3.250%, 04/11/33		430	431

CITY NATIONAL ROCHDALE FUNDS | PAGE 56

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Personal and Non-Durable Consumer Products (Manufacturing Only) [0.0%]
Tory Burch LLC, Initial Term B Loan, 1st Lien
7.644%, CME Term SOFR + 4.000%, 04/30/31	$480	$478
Printing, Publishing and Broadcasting [0.1%]
Digital Media Solutions 4/21 TLB, 1st Lien
3.6E-06%, 05/26/28	686	—
Digital Media Solutions 9/24 B Roll-Up TL,
0.000%, 11/04/31(F)	62	—
Neptune BidCo US Inc., 2026 Dollar Term B Loan, 1st Lien
8.769%, CME Term SOFR + 5.000%, 02/03/33	1,100	1,090
Total Printing, Publishing and Broadcasting		1,090
Professional Services [0.0%]
Sitel Group, Bnp Paribas-Prin
6.050%, 01/20/29(B)	1,000	631
Retail Stores [0.1%]
West Marine 9/24 TLc,
10.995%, 09/05/29(B)	25	17

Description	Face Amount (000)(1)	Value (000)
WH Borrower, LLC, Initial Term Loan, 1st Lien
8.142%, CME Term SOFR + 4.500%, 02/20/32(B)	$1,357	$1,358
Total Retail Stores		1,375
Software and Service [0.4%]
Mercury Data Ctr Bidco TL Bankdebt 9.4083 20290905, 1st Lien
0.000%, 10/08/31(F)	5,843	5,828
Perforce Software 3/24 Incremental TL, 1st Lien
8.394%, 02/22/31(B)	496	248
Total Software and Service		6,076
Telecommunications [0.2%]
Connect Finco Sarl, Amendment No. 4 Term Loan, 1st Lien
8.144%, CME Term SOFR + 4.500%, 09/27/29(B)	980	981
Creation Technologies Inc., Initial Term Loan, 1st Lien
9.439%, CME Term SOFR + 5.500%, 10/05/28(B)	1,369	1,360
ViaSat, Inc., Initial Term Loan, 1st Lien
8.258%, CME Term SOFR + 4.500%, 05/30/30	526	528
Total Telecommunications		2,869

CITY NATIONAL ROCHDALE FUNDS | PAGE 57

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)/Shares	Value (000)
Utilities [0.1%]
Goodnight Water Solutions Holdings, LLC, Initial Term Loan, 1st Lien
7.644%, CME Term SOFR + 4.000%, 06/04/29(B)		$1,251	$1,253
Total Loan Participations
(Cost $64,793)			59,235
U.S. Treasury Obligation [2.4%]
U.S. Treasury Note, 4.375%		36,000,000	35,809
Total U.S. Treasury Obligation
(Cost $35,996)			35,809
Limited Partnership [1.6%]
Oberland Capital Healthcare Solutions Co-Invest Offshore LP(I)		N/A	11,261
Oberland Capital Healthcare Solutions LP(I)		N/A	12,432
Total Limited Partnership
(Cost $25,698)			23,693
Convertible Bonds [1.0%]
Air Transportation [0.1%]
Bolt Innovation
0.000%, 02/05/33(E)	HKD	13,000	1,476
Building & Construction [0.1%]
HTA Group
2.875%, 03/18/27		1,400	1,482
Chemicals [0.3%]
Sasol Financing USA
4.500%, 11/08/27		4,200	4,217

Description		Face Amount (000)(1)	Value (000)
Coal Mining [0.0%]
New World Resources
4.000% PIK, 10/07/20(C)	EUR	$380	$—
E-Commerce/Products [0.1%]
Alibaba Group Holding
0.500%, 06/01/31		315	371
Alibaba Group Holding
0.000%, 09/15/32(E)		1,220	1,083
Total E-Commerce/Products			1,454
Entertainment & Gaming [0.2%]
Wynn Macau
4.500%, 03/07/29(A)		3,875	3,852
Insurance [0.1%]
China Pacific Insurance Group
0.000%, 09/18/30(E)	HKD	8,000	978
Internet Content-Entmnt [0.0%]
iQIYI
4.625%, 03/15/30		800	728

CITY NATIONAL ROCHDALE FUNDS | PAGE 58

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Real Estate Oper/Develop [0.0%]
Kaisa Group Holdings
0.000%, 12/31/26(A) (E)		$70	$—
0.000%, 12/31/27(A) (E)		87	—
0.000%, 12/31/28(A) (E)		140	—
0.000%, 12/31/29(A) (E)		140	—
0.000%, 12/31/30(A) (E)		174	1
0.000%, 12/31/31(A) (E)		174	1
0.000%, 12/31/32(A) (E)		329	1
Total Real Estate Oper/Develop			3
Semi-Conductors [0.1%]
Hon Hai Precision Industry
0.000%, 10/24/29(E)		1,200	1,266
Total Convertible Bonds
Cost ($16,323)			15,456
Sovereign Debt [0.8%]
Argentina Paris Club
2.910%, 05/30/21	CHF	1,012	814
Argentine Republic Government International Bond
1.000%, 07/09/29		2,807	2,561
Development Bank of Kazakhstan JSC
16.950%, 05/08/29(A)	KZT	523,500	1,096
Ivory Coast Government International Bond
6.125%, 06/15/33		4,400	4,374
National Bank of Uzbekistan
7.200%, 07/17/30		1,710	1,771

Description		Face Amount (000)(1)/Shares	Value (000)
Sri Lanka Government International Bond
4.000%, 04/15/28(A)		$72	$69
3.600%, 08/15/27(A) (G)		187	189
3.600%, 11/15/27(A) (G)		94	94
3.600%, 12/15/27(A) (G)		135	113
3.350%, 09/15/27(A) (G)		200	192
3.100%, 07/15/27(A) (G)		102	104
Total Sovereign Debt
Cost ($10,880)			11,377
Common Stock [0.4%]
Broadcasting & Cable [0.2%]
Digicel Holdings (D)		107,067	2,938
Digital Media Solutions		2,606	91
Total Broadcasting & Cable			3,029
Containers & Packaging [0.0%]
Multi-Color *		51	5
Diversified Minerals [0.0%]
New World Resources, Cl A *		44,276,198	—
Financial Services [0.1%]
A'ayan Leasing & Investment KSCP		976,932	598
Financials [0.0%]
BCD Acquisition		1,000,000	—
Copper Property CTL Pass Through Trust (D)		3,788	40
Total Financials			40

CITY NATIONAL ROCHDALE FUNDS | PAGE 59

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Shares	Value (000)
Media Entertainment [0.0%]
Audacy Inc	5,095	$45
Oil, Gas & Consumable Fuels [0.0%]
Nostrum Oil & Gas *	3,039,550	141
Other [0.0%]
ESC GCBREGS Corp	4,750,000	—
Latina Offshore	65	—
Total Other		—
Real Estate Management & Development [0.0%]
Country Garden Holdings *	7,800	—
Kaisa Group Holdings *	86,497	1
Total Real Estate Management & Development		1
Retailers [0.0%]
Rising Tide Holdings Inc	1,887	—
Technology [0.0%]
Lumileds *	4,241	1
Utilities [0.1%]
Longview Power LLC	49,272	1,971
Total Common Stock
(Cost $2,694)		5,831

Description	Number of Warrants/Shares	Value (000)
Warrants [0.0%]
Altisource
Expires 07/22/27* (H)	553	$4
Audacy Inc,
Expires 09/30/28, Strike Price	7,205	—
Multi-Color,
Expires 07/22/27, Strike Price	84	—
Total Warrants
(Cost $–)		4
Short-Term Investment [11.0%]
SEI Daily Income Trust Government Fund, Cl Institutional, 3.510%	167,023,736	167,024
Total Short-Term Investment
(Cost $167,024)		167,024
Total Investments [95.8%]
(Cost $1,538,439)		$1,451,779

Percentages are based on net assets of $1,515,080 (000).

*	Non-income producing security.
(1)	U.S. Dollars unless otherwise indicated.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2026, the value of these securities amounted to $604,418 (000), representing 39.9% of the net assets of the Fund.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Zero coupon security.
(F)	Unsettled bank loan, Interest rate not available.
(G)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(H)	Strike Price is unavailable.

CITY NATIONAL ROCHDALE FUNDS | PAGE 60

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

(I)	Unfunded Commitments as of June 30, 2026:

Security	Value	Unfunded Commitments	Redemption Frequency	Redemption Notice (Days)
Golub Capital BDC 4	$74,050,000	$—	None	None
Oberland Capital Healthcare Solutions Co-Invest Offshore LP	11,261,001	9,837,500	None	None
Oberland Capital Healthcare Solutions LP	12,432,149	11,573,997	None	None
TCW Direct Lending LLC	15,997,735	7,685,394	None	None
Total	$113,740,885	$29,096,891

CHF — Swiss Franc

Cl — Class

CLO — Collateralized Loan Obligation

CME — Chicago Mercantile Exchange

DAC — Designated Activity Company

EUR — Euro

EUR003M — Euribor 3 Month

Euribor — Euro Interbank Offered Rate

GBP — British Pound Sterling

H15T10Y — US Treasury Yield Curve Rate T Note Constant Maturity 10 Year

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

HKD — Hong Kong Dollar

JPY — Japanese Yen

LIBOR — London Interbank Offered Rates

LLC — Limited Liability Corporation

LP — Limited Partnership

LTD — Limited

MTN — Medium Term Note

PIK — Payment-in Kind

PLC — Public Limited Company

REIT — Real Estate Investment Trust

Ser — Series

SOFR — Secured Overnight Financing Rate

TSFR3M — Term Secured Overnight Financing Rate 3 Months

ULC — Unlimited Liability Company

USD — United States Dollar

UZS — Uzbekistani Som

CITY NATIONAL ROCHDALE FUNDS | PAGE 61

Schedule of Investments

June 30, 2026 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

A list of the open forward foreign currency contracts held by the Fund at June 30, 2026, is as follows:

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation (Depreciation) (000)
First Bank National Association	07/27/26	USD	2,908	EUR	2,500	$(48)
U.S. Bank	07/14/26	GBP	438	USD	578	(3)
U.S. Bank	07/14/26	USD	4,546	EUR	4,000	27
U.S. Bank	07/14/26	EUR	16,500	USD	18,761	(101)
U.S. Bank	07/27/26	USD	1,484	EUR	1,300	3
U.S. Bank	07/27/26	USD	964	EUR	820	(26)
U.S. Bank	07/27/26	EUR	165,975	USD	195,733	5,885
						$5,737

A list of the open futures contracts held by the Fund at June 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation(000)
Long Contracts
U.S. 10-Year Treasury Note	279	Sep-2026	$30,414	$30,659	$245

CNR-QH-002-3300

CITY NATIONAL ROCHDALE FUNDS | PAGE 62